Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004



April 30, 2007



VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   The World Insurance Trust:  Post-Effective Amendment No. 7 ("PEA No.
      ---------------------------------------------------------------------
      7") (File Nos. 333-85528 and 811-21072)
      ---------------------------------------


Ladies and Gentlemen:

On behalf of our client, The World Insurance Trust (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, PEA No. 7 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 7 is to incorporate the Trust's updated financial information for the fiscal year ended December 31, 2006, and to make other non-material changes.

I hereby certify that PEA No. 7 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739-5662 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman


Enclosures

 As filed with the U.S. Securities and Exchange Commission on April 30, 2007

                                  1933 Act Registration No. 333-85528
                                  1940 Act Registration No. 811-21072


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                       Pre-Effective Amendment No.___ ( )
                       Post-Effective Amendment No. 7 (X)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                               Amendment No. 8 (X)


                            THE WORLD INSURANCE TRUST
                       ------ --------------------------
               (Exact Name of Registrant as Specified in Charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
        ------ --------------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (804) 267-7400


                                Thomas S. Harman
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                       ----------- ---------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective:

x immediately upon filing pursuant to paragraph (b) of Rule 485
__ on (date) pursuant to paragraph (b)(1)(v) of Rule 485
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485
__ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
__ on (date) pursuant to paragraph (a)(2) of Rule 485

                                   PROSPECTUS

                            The World Insurance Trust

                              CSI Equity Portfolio


                       [GRAPHIC OMITTED][GRAPHIC OMITTED]


                          Prospectus dated May 1, 2007






This prospectus describes the CSI Equity Portfolio (the "Portfolio"), a series of shares offered by The World Insurance Trust (the "Trust"). To obtain a prospectus, please call (800) 653-1035. The Portfolio seeks long-term growth of capital by investing in a diversified portfolio of equity securities.











As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                                   PAGE

Risk/Return Summary..................................................1
Fees and Expenses....................................................2
Objective and Strategies.............................................3
Risks................................................................4
Disclosure of Portfolio Holdings.....................................5
Management...........................................................5
Shareholder Information..............................................6
Buying and Selling Shares............................................6
Distribution and Taxes...............................................9
Financial Highlights................................................10
Additional Information..............................................11

                               RISK/RETURN SUMMARY

Investment Objective -- Long-term growth of capital.

Principal Investment Strategies -- The Portfolio seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will invest at least 80% of its assets in such securities. The Portfolio utilizes both value and growth oriented investment strategies in the security selection process.

The Portfolio's assets will be invested on a global basis to take advantage of investment opportunities both within the U.S. and outside of the U.S. The foreign securities which the Portfolio purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored depositary receipts. While the Portfolio intends to remain substantially invested in common stocks and securities convertible into common stocks, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Principal Risks -- The principal risk of investing in the Portfolio is that the value of its investments are subject to market, economic and business risk that may cause the Portfolio's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Portfolio could decline and you could lose money. There is no assurance that the adviser will achieve the Portfolio's objective.

The Portfolio's investments in foreign securities may involve financial, economic or political risks not ordinarily associated with U.S. securities. The Portfolio's NAV may be affected by: changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and more volatility than U.S. securities, taxes, and adverse social or political developments.

Stock Market Risk -- The Portfolio is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Portfolio may increase or decrease. In addition, the Portfolio may invest in a smaller number of issuers than other equity funds. This emphasis in fewer issues could produce more volatile performance in comparison to other funds that invest in a larger number of holdings.

Manager Risk -- The Portfolio's investment success depends on the skill of the adviser in evaluating, selecting and monitoring the portfolio assets. If the adviser's conclusions about growth rates or securities values are incorrect, the Portfolio may not perform as anticipated.

Investment Style Risk -- The returns of the Portfolio's equity investment style may lag the returns of the overall stock market. For example, the Portfolio utilizes both value and growth oriented investment strategies in the security selection process but may rely more heavily on value or growth in different markets. Growth stocks may perform well under circumstances in which value stocks in general have fallen, and vice-versa.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information -- The bar chart and table show how the Portfolio has performed in the past and gives some indication of the risks of investing in the Portfolio. Both assume that all dividends and distributions are reinvested in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table compares the average annual total return of the Portfolio for the period ended December 31, 2006 to the Lipper Global Large Cap Core Index. This performance information does not include the impact of any charges deducted by your insurance company. If it did, performance would be lower. Please keep in mind that past performance may not indicate how well the Portfolio will perform in the future.

[bar chart goes here]

2003    25.22%
2004    10.64%
2005     4.90%
2006    17.91%

[end bar chart]

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]

During the years shown in the bar chart, the highest return for a calendar quarter was 11.72% (quarter ending June 30, 2003) and the lowest return for a calendar quarter was (2.48%) (quarter ending September 30, 2004).

                                      Average Annual Total Returns
                                (for the period ending December 31, 2006)

                                       One Year             Since Inception*

CSI Equity Portfolio                    17.91%                  13.21%
[GRAPHIC OMITTED]
Lipper Global Large Cap Core Index(1)   19.99%                  15.64%


*     Commencement of operation was September 20, 2002.

(1) The Lipper Global Large Cap Core Index is an unmanaged index. The Lipper Global Large Cap Core Index tracks total return performance of the largest funds within the Lipper Global Large Cap Core category. The Lipper Global Large Cap Core category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the United States with market capitalizations (on a three year weighted basis) greater than 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. Large Cap Core funds typically have an average price to cash flow ratio, price-to-book ratio and 3 years sales per share growth value compared to the S&P/Citigroup World BMI. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

                                FEES AND EXPENSES

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Portfolio. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets. The amounts set forth below do not reflect the fees and expenses of the insurance contract that are charged by your insurance company, which would increase overall expenses. For information on such fees and expenses, please review the prospectus for the shares of the separate account in which you are invested.




Annual Operating Expenses (expenses that are deducted from the Portfolio's assets)

Management Fee                                     1.00%
Distribution (12b-1) and Service Fees                --
Other Expenses                                     0.55%
     Shareholder Transaction Fees                     -
                                                   -----
Total Annual Portfolio Operating Expenses          1.55%
Fee Waivers and/or Expense Reimbursements         (0.30%)
                                                  -------
Net Expenses(1)                                    1.25%
                                                   =====

(1) In the interest of limiting expenses of the Portfolio, CSI Capital Management, Inc. and Commonwealth Shareholder Services, Inc. (collectively, the "Service Providers") have entered into a contractual expense limitation agreement with the Portfolio. Pursuant to the agreement, the Service Providers have agreed to waive or limit their fees and to assume other expenses so that the ratio of total annual operating expenses of the Portfolio is limited to 1.25% until December 31, 2007.

Example:

The following expense examples show the expenses that you could pay over time. They will help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. Each example assumes that you invest $10,000 in the Portfolio, you reinvest all dividends and distributions in additional shares of the Portfolio, and then you redeem all of your shares at the end of the periods indicated. Each example assumes that you earn a 5% annual return, with no change in Portfolio expense levels. The expense example does not include the fees or expenses of the insurance contract that are charged by your insurance company; if included, the costs shown below would be higher. Because actual return and expenses will be different, the examples are for comparison only. Based on these assumptions, your costs would be:

                 1 Year(1)3 Years(1) 5 Years(1)10 Years(1)

                   $127      $460       $816     $1,820

(1) The cost shown for the first year reflects the cap imposed by the expense limitation agreement.

                            OBJECTIVE AND STRATEGIES

The investment objective of the Portfolio is long-term growth of capital.

The Portfolio's investment objective is fundamental and may not be changed without the shareholder approval. There is no assurance that the Adviser will achieve the Portfolio's investment objective. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will have at least 80% of its assets invested in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days' prior notice. The Portfolio will not be limited to investing in securities of companies of any size or to securities traded in any particular market. In addition, the Portfolio uses both value and growth oriented investment strategies in the security selection process.

The Portfolio's assets will be invested on a global basis to take advantage of investment opportunities both within the U.S. and outside the U.S. The foreign securities which the Portfolio purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Portfolio's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

While the Portfolio intends to remain substantially invested in common stocks and securities convertible into common stocks, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the investment adviser's decision making process.

In determining which portfolio securities to sell, the adviser considers the following: 1) when, in the adviser's opinion, the price of the shares is either not likely to increase or may decline because of its views on the prospects for the individual company or industry in which the company operates or general economics conditions; or 2) when the adviser thinks that the company fundamentals can no longer justify the price at which the stock trades.

                                      RISKS

Foreign Investing Risk -- The Portfolio's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Since the Portfolio may invest globally across U.S. and foreign markets, there is the risk that the Portfolio may underperform if the adviser decides to overweight a market that underperforms.

Depositary Receipts -- In addition to the risks of foreign investment applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Temporary Defensive Positions -- When the adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Portfolio may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government, its agencies or instrumentalities) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the Statement of Additional Information (the "SAI")). For temporary defensive purposes, the Portfolio may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Portfolio is in a temporary defensive position, it is not pursuing its stated investment policies. The adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Portfolio's policies and procedures with respect to the disclosure of it's portfolio securities is available in the SAI.

                                   MANAGEMENT

The Trust -- The Trust was organized as a Delaware statutory trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the " 1940 Act") and is commonly known as a "mutual fund". The Trust has retained the adviser to manage all aspects of the investments of the Portfolio and to assist with certain administrative and shareholder services for the Portfolio.

Adviser -- CSI Capital Management, Inc. (the "Adviser") located at 110 El Paseo, Santa Barbara, CA 93101, serves as the adviser, manages the investments of the Portfolio and provides certain administrative and shareholder services to the Portfolio pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser, subject to the general supervision of the Board of Trustees of the Trust, manages the Portfolio in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. In addition, the Adviser also provides certain administrative and shareholder servicing functions to the Portfolio.

The Investment Management Agreement authorizes the Adviser to delegate and sub-contract its administrative and shareholder servicing functions to a qualified third party, including delegation to any insurance company that invests, directly or through a separate account, in the Portfolio; provided, however, that the compensation of such person or persons shall be paid by the Adviser (and not the Portfolio), and that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any delegate as it is for its own acts and omissions. The administrative and shareholder services contemplated to be delegated under this section shall not include any investment advisory functions, as advisory services are not delegable other than in accordance with the 1940 Act.

Pursuant to the Investment Management Agreement, the Adviser provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Portfolio. Certain administrative and shareholder services are the responsibility of the Adviser and are sub-contracted to a third party service provider for an annual fee of up to 0.35% of the average daily net assets of the Fund. These fees are paid by the Adviser and not the Fund. For the fiscal year ended December 31, 2006, the Adviser earned fees at the annual rate of 1.00%.

The Adviser and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Portfolio for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2007.
A discussion regarding the basis for the Board of Trustees' approval of the investment management agreement is available in the Portfolio's Annual Report to Shareholders for the period ended December 31,2006.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Portfolio. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Portfolio during any of the previous thee years, less any reimbursement previously paid by the Portfolio to the Service Providers with respect to any waivers, reductions and payments made with respect to the Portfolio.

Mr. Leland Faust, who has been the President of the Adviser since its formation in 1978, has been the portfolio manager of the Portfolio since its inception on September 1, 2002. Since 1997, the Adviser and Mr. Faust have also served as the adviser and portfolio manager to the CSI Equity Fund, a series of shares offered by another open-end management investment company registered under the 1940 Act.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of shares of the Portfolio.

                             SHAREHOLDER INFORMATION

The Portfolio's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Portfolio is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Portfolio's investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares of the Portfolio are bought, sold or exchanged at the NAV price per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Portfolio's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Portfolio. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Portfolio has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Portfolio when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

Since most of the Portfolio's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited. When the Portfolio uses fair value pricing to determine the NAV per share of the Portfolio, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Portfolio's policy is intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Portfolio's procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

                            BUYING AND SELLING SHARES

Investors may not purchase or redeem shares of the Portfolio directly. Investors may acquire variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies that invest the assets held in such policies in shares of the Portfolio. You should refer to your insurance company's prospectus for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Portfolio as an investment option for your contract or policy and how to redeem monies from the Trust.

Customer Identification Program -- Federal regulations require that the company through which you open an account obtain certain personal information about you when opening a new account. As a result, the company must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the company may restrict your ability to purchase additional shares until your identity is verified. The company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts and variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Trust are effected on days on which the NYSE is open for trading. Orders for the purchase of shares of Portfolio are effected at the NAV next calculated after an order is received in good order by the Portfolio. Redemptions are effected at the NAV next calculated after receipt of a redemption request in good order by the Portfolio. Payment for redemptions will be made by the Portfolio within seven days after the request is received. The Trust may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the U.S. Securities and Exchange Commission.

The Portfolio does not assess any fees, either when it sells or redeems shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees will be described in the participating insurance companies' prospectuses. The Trust assumes no responsibility for such prospectuses.

Shares of the Portfolio may be sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated participating insurance companies. The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated participating insurance companies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts between the affiliated or unaffiliated participating insurance companies. Nevertheless, the Trust's Board of Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of affiliated or unaffiliated participating insurance companies, the participating insurance companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Portfolio. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Trust assumes no responsibility for such prospectuses.

Frequent Purchases and Sales of Shares -- Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Portfolio's investment portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the Portfolio's long term shareholders. For example, in order to handle large flows of cash into and out of the Portfolio, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Portfolio's investment objective. Frequent trading may cause the Portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Portfolio's performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Portfolio's share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the underlying portfolio securities.

Funds (such as this Portfolio) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on events occurring after the close of the foreign market that may not be reflected in the Portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in mutual funds which do not invest in foreign securities. To the extent that the Portfolio does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. Although the Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for arbitrage trades to dilute the value of Portfolio shares.

Because of the potential harm to the Portfolio and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Portfolio may limit additional purchases of Portfolio shares by shareholders who are believed by the Adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Portfolio shares, but the Trust reserves the right to reject any purchase of Portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser identifies as market timing, the Adviser will seek to block future purchases of Portfolio shares by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Trust, as a part of its process of identifying whether or not such activity is market timing or for legitimate purposes, may contact the account holder to get an explanation of the market activity. These policies and procedures will be applied uniformly to all shareholders and the Portfolio will not accommodate market timers.

These policies apply uniformly to any account. Shares of the Portfolio are only sold to separate accounts funding variable annuity contracts and variable life insurance policies. These accounts are commonly referred to as "omnibus accounts". In an omnibus account, a financial intermediary holds shares for a number of its customers in a single account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Portfolio shares without the identity of the particular shareholder(s) being known to the Portfolio. Accordingly, the ability of the Portfolio to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Portfolio will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading. If the Trust is unable to detect or prevent frequent trading at the omnibus account level, the Portfolio's other shareholders could bear the effects of any excessive trading or market timing abuses. The Trust seeks to apply these policies and procedures to both the omnibus accounts and to the individual participant level in such accounts. In an effort to discourage market timers in such accounts, the Trust may consider enforcement against excessive trading at the participant level and at the omnibus account level, up to and including termination of the omnibus account.

The Portfolio's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Portfolio's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Portfolio or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Portfolio is unable to detect and deter trading abuses, the Portfolio's performance, and its long term shareholders, may be harmed. In addition, because the Portfolio has not adopted any specific limitations or restrictions on the trading of Portfolio shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Portfolio shares, even when the trading is not for abusive purposes.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- The Portfolio expects to distribute substantially all of its net investment income and capital gains each year. Dividends from net investment income, if any, are declared and paid annually. Net capital gains, if any, are distributed at least once a year. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date.

Taxes -- The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally will not be subject to federal income tax on its ordinary income and net realized capital gains, provided that the Portfolio distributes them each year.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that the owners of such contracts and policies should not be subject to federal income tax on dividends and distributions from the Portfolio to the participating insurance companies' separate accounts.

Owners of variable annuity contracts and variable life insurance policies should review the prospectus for their contract or policy for further tax information.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding the tax consequences of investments in the Portfolio.

Shareholder Communication -- The Portfolio may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Portfolio send these documents to each shareholder individually by calling the Portfolio at (800) 653-1035.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not reflect the fees and expenses of the insurance contracts that are charged by your insurance company. If they did, total returns would be lower. The financial highlights for the period presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Portfolio is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Portfolio at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                   Years Ended December 31,
                                              ----------------------------------     Period Ended
                                                2006     2005     2004     2003   December 31, 2002*
                                              -------  -------  -------  -------  ------------------
Net asset value beginning of period           $ 13.74  $ 13.42  $ 12.36  $  9.93       $ 10.00
                                              -------  -------  -------  -------       -------
Investment activities
  Net investment income (loss)                   0.12     0.08     0.05     0.03         (0.00) /1/
  Net realized and unrealized gain (loss) on
   investments                                   2.34     0.58     1.27     2.47         (0.07)
                                              -------  -------  -------  -------       -------
Total from investment activities                 2.46     0.66     1.32     2.50         (0.07)
                                              -------  -------  -------  -------       -------
Distributions
  Net investment income                        (0.12)    (0.08)   (0.08)   (0.02)           --
  Net realized gain                            (0.03)    (0.26)   (0.18)   (0.05)           --
  Net return-of-capital                        (0.05)       --       --       --            --
                                              -------  -------  -------  -------       -------
Total distributions                             (0.20)   (0.34)   (0.26)   (0.07)           --
                                              -------  -------  -------  -------       -------
Net asset value end of period                 $ 16.00  $ 13.74  $ 13.42  $ 12.36       $  9.93
                                              =======  =======  =======  =======       =======

Ratios/Supplemental Data

Total Return                                   17.91%    4.90%   10.64%   25.22%        (0.70%)
                                              =======  =======  =======  =======       =======
Ratio to average net assets/ (A)/
  Expenses /(B)/                                1.25%    1.25%    1.25%    1.25%         1.25%**
  Net investment income (loss)                  0.91%    0.70%    0.67%    0.31%        (0.14%)**
Portfolio turnover rate                         6.07%   16.43%    8.91%   24.23%         1.29%
Net assets, end of period (000's)             $22,530  $15,732  $11,092  $ 8,042       $ 2,032

 * Commencement of operation was September 20, 2002.
** Annualized
/1/ Less than one cent per share.

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.30% for the year ended December 31, 2006, 0.53% for the year ended December 31, 2005, 0.71% for the year ended December 31, 2004, 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended December 31, 2002.

/(B)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

You'll find more information about the Portfolio in the following documents:

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual report to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

For more information about the Portfolio, you may wish to refer to the Portfolio's SAI dated May 1, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to The World Insurance Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 653-1035 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Portfolio may also be directed to the above address or telephone number. The Trust does not have an internet website.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-21072)

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]



                              CSI Equity Portfolio
                                   a series of

                            THE WORLD INSURANCE TRUST
             8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
                                 (800) 653-1035

                       STATEMENT OF ADDITIONAL INFORMATION




This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the CSI Equity Portfolio (the "Portfolio") dated May 1, 2007, as it may be supplemented or revised from time to time. You may obtain the prospectus of the Portfolio, free of charge, by writing to The World Insurance Trust at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 653-1035.

The Portfolio's audited financial statements and notes thereto for the year ended December 31, 2006 and the unqualified report of Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm, on such financial statements are included in the Portfolio's Annual Report to Shareholders for the year ended December 31, 2006 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Portfolio or by calling (800) 653-1035.




The date of this SAI is May 1, 2007

                                TABLE OF CONTENTS

                                                               PAGE


General Information...............................................1
Additional Information About the Portfolio's Investments .........1
Investment Objective..............................................1
Strategies and Risks .............................................1
Investment Programs ..............................................1
Investment Restrictions ..........................................3
Disclosure of Portfolio Securities Holdings.......................4
Management of the Trust ..........................................6
Principal Securities Holders ....................................11
Investment Adviser and Management Agreement .....................11
Management-Related Services .....................................14
Portfolio Transactions ..........................................15
Additional Information Concerning Shares ........................16
Additional Purchase and Redemption Information...................17
Additional Information on Taxes .................................17
Investment Performance ..........................................18
Financial Information............................................21
Proxy and Corporate Action Voting Policies and ProceduresAppendix A

                               GENERAL INFORMATION

The World Insurance Trust (the "Trust") was organized as a Delaware statutory trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund".

The Trust was established exclusively for the purpose of providing an investment vehicle for insurance company investments, including variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies ("Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts ("Separate Accounts"). Shares of the Trust may be sold to and held by Separate Accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated and unaffiliated life insurance companies.

This SAI relates to the prospectus for the CSI Equity Portfolio (the "Portfolio") and should be read in conjunction with that prospectus. This SAI is incorporated by reference in its entirety to the prospectus. No investment in shares should be made without reading the prospectus. The Portfolio is a separate investment portfolio or series of the Trust.

The Portfolio is a "diversified" series as that term is defined in the 1940 Act.

        ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The following information supplements the discussion of the Portfolio's investment objective and policies. The Portfolio's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Portfolio. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Portfolio represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Portfolio are represented; or
(2) more than 50% of the outstanding voting shares of the Portfolio. The investment programs, restrictions and the operating policies of the Portfolio that are not fundamental policies can be changed by the Board of Trustees of the Trust without shareholder approval; except that, the Trust will give the shareholders of the Portfolio at least sixty (60) days' prior notice of any change with respect to its policy of investing, under normal conditions, at least 80% of its assets in equity securities.

                              INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal conditions, the Portfolio will invest at least 80% of its assets in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon sixty (60) days' prior notice.

All investments entail some market and other risks. For instance, there is no assurance that the adviser will achieve the investment objective of the Portfolio. You should not rely on an investment in the Portfolio as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Portfolio's prospectus. In seeking to meet its investment objective, the Portfolio may invest in any type of security whose characteristics are consistent with its investment program described below.

                               INVESTMENT PROGRAMS

Convertible Securities -- The Portfolio may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, generally the price of a convertible security varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such an opportunity for a higher yield or capital appreciation, the Portfolio has to pay more for a convertible security than the value of the underlying common stock. The Portfolio will generally hold common stock it acquires upon conversion of a convertible security for so long as the investment adviser anticipates such stock will provide the Portfolio with opportunities that are consistent with the Portfolio's investment objective and policies.

Warrants -- The Portfolio may invest in warrants. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Illiquid Securities -- The Portfolio may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities.

Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

U.S. Government Securities -- The Portfolio may invest in U.S. Government Securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

U.S. Government securities include: (1) securities that have no interest coupons (see "Zero Coupon Securities" below) or have been stripped of their unmatured interest coupons; (2) individual interest coupons from such securities that trade separately; and, (3) evidences of receipt of such securities. Such securities that pay no cash income are purchased at a deep discount from their value at maturity. Because interest on zero coupon and stripped securities is not distributed on a current basis but is, in effect, compounded, such securities tend to be subject to greater market risk than interest-payment securities.

Corporate Debt Securities -- The Portfolio may invest in corporate debt securities. The Portfolio may invest, at the time of purchase, in securities rated: Baa or higher by Moody's Investor Services, Inc. ("Moody's"); BBB or higher by Standard & Poor's Rating Group ("S & P"); or foreign securities not subject to standard credit ratings, which in the judgment of the adviser, will be "investment grade" issues. Securities rated as BAA by Moody's or BBB by S&P are generally considered to be investment grade although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Zero Coupon Securities -- The Portfolio may invest in zero coupon securities. Certain zero coupon securities are convertible into common stock and offer the opportunity for capital appreciation as increases (or decreases) in the market value of such securities follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stock as they usually are issued with intermediate to short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the securities entitling the holder to redeem the securities and receive a defined cash payment.

Zero coupon securities also include securities issued directly as zero coupon securities by the U.S. Treasury, and U.S. Treasury bonds or notes which have their unmatured interest coupons separated by their holder, typically a custodian bank or investment brokerage firm. The holder separates ("strips") the interest coupons from the underlying principal of the U.S. Treasury security.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once the U.S. Treasury obligation is stripped, the principal and coupons may be sold separately. Typically, the coupons are sold individually or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discounted obligations that are similar to zero coupon securities that the Treasury sells directly.

Repurchase Agreements -- Under a repurchase agreement, the Portfolio acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under repurchase agreements is considered to be a loan by the Portfolio. The adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Portfolio's right to dispose of the securities held as collateral may be impaired and the Portfolio may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Miscellaneous -- The Board of Trustees may, in the future, authorize the Portfolio to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Portfolio's investment objective and that such investment would not violate the Portfolio's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions -- The Portfolio has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Portfolio. All other investment policies and practices described in the prospectus are not fundamental, meaning that the Board of Trustees may change them without the approval of shareholders. As a matter of fundamental policy, the Portfolio may not:

(1)   Invest in companies for the purpose of exercising management or control;

(2) Invest in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act;

(3)   Purchase or sell commodities or commodity contracts;

(4) Invest in interests in oil, gas, or other mineral exploration or development programs;

(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

(6) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act;

(7) Act as an underwriter of securities of other issuers, except that the Portfolio may invest up to 15% of the value of its total assets (at the time of investment) in portfolio securities which the Portfolio might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) Invest more than 25% of its total assets in securities of companies in the same industry;

(9) Purchase or sell real estate, provided that the purchase of securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(10) Purchase any security if, as a result of such purchase less than 75% of the assets of the Portfolio would consist of cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Portfolio has not invested more than 5% of its assets;

(11) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio; and

(12) Make loans, except that the purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements will not be treated as the making of loans for purposes of this restriction.

In applying the fundamental and policy concerning concentration:

(1) If a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Portfolio's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

      (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

      (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

(iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

              DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interest of the Portfolio's shareholders. The Board of Trustees reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to an more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of and reviews any request for non-standard disclosure approved by the Trust's President and/or senior management at CSS.

The Trust is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its Portfolios, including, for example, the custodian and the fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Portfolio's full portfolio holdings:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Portfolio; and

4. to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Portfolio.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Portfolio's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Trustees of the Trust. The Board of Trustees has authorized the President of the Trust and senior management of CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Trustees of the Trust.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Portfolio's investment adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Trustees of the Trust, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust nor its Adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                             MANAGEMENT OF THE TRUST

Trustees and Officers -- The Trust is governed by a Board of Trustees, which is responsible for protecting the interest of shareholders. The trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Portfolio, and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser of the Trust, and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).

-------------------------------------------------------------------------
Name,  address  and year Position(Number  Principal        Other
born(1)                  held     of      occupation(s)    directorships
                         with     funds   during  the past by        the
                         the      in the  five (5) years   trustees  and
                         Trust    Trust                    number of
                                  and overseen             funds in the
                                  tenure                   complex
                                                           overseen
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Interested Trustees:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*John Pasco, III(2)      Chairman,1       Mr. Pasco is     World Funds,
(1945)                   Trustee,         Treasurer and    Inc. -
                         President        Director of      10 funds
                         and              Commonwealth
                         Treasurer        Shareholder
                         since            Services, Inc.,
                         March,           the Trust's
                         2002             Administrator,
                                          since 1985;
                                          President and
                                          Director of
                                          First Dominion
                                          Capital Corp.,
                                          the Trust's
                                          Underwriter
                                          since 1987;
                                          President and
                                          Director of
                                          Fund Services
                                          Inc., the
                                          Trust's
                                          Transfer and
                                          Disbursing
                                          Agent, since
                                          1987; and
                                          President and
                                          Director of
                                          Commonwealth
                                          Fund
                                          Accounting,
                                          Inc., since
                                          1994, which
                                          provides
                                          bookkeeping
                                          services  to
                                          the Portfolio.
                                          Mr. Pasco is
                                          also  a
                                          certified
                                          public
                                          accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Non-Interested Trustees:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Samuel Boyd, Jr.         Trustee  1       Retired.  Mr.    World Funds,
(1940)                   since            Boyd was         Inc. - 10
                         April,           Manager of the   Funds; and
                         2002             Customer         Satuit
                                          Services         Capital
                                          Operations and   Management
                                          Accounting       Trust - 1
                                          Division         Fund
                                          of
                                          the Potomac
                                          Electric
                                          Power  Company
                                          from  1978
                                          until April,
                                          2005.  Mr. Boyd
                                          is also  a
                                          certified
                                          public
                                          accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
William E. Poist         Trustee  1       Mr. Poist has    World Funds,
(1939)                   since            served as a      Inc. - 10
                         April,           financial and    Funds; and
                         2002             tax consultant   Satuit
                                          through his      Capital
                                          firm Management  Management
                                          Consulting for   Trust - 1
                                          Professionals    Fund.
                                          since  1968.
                                          Mr. Poist is
                                          also a
                                          certified
                                          public
                                          accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Paul M. Dickinson        Trustee  1       Mr. Dickinson    World Funds,
(1947)                   since            has served as    Inc. - 10
                         April,           President of     Funds; and
                         2002             Alfred J.        Satuit
                                          Dickinson,       Capital
                                          Inc., Realtors   Management
                                          since April      Trust - 1
                                          1971.            Fund.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Joseph F. Mastoloni(3)   Trustee  1       Mr. Mastoloni    World Funds
(          )             since            has served as    - 10 Funds
                         April,           Compliance
                         2002             Officer of Vontobel
                                          Asset Management,
                                          a registered investment
                                          adviser, since
                                          May, 1994 and was
                                          appointed as Vice
                                          President in July, 1999.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Officers:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*Leland H. Faust         PresidentN/A     Mr. Faust is     N/A
110 El Paseo             of the           President of
Santa Barbara, CA 93101  CSI              CSI Capital
(1947)                   Equity           Management,
                         Portfolio Inc.   since
                         since            1978.  Mr.
                         April,           Faust is also a
                         2002             partner in the
                                          law firm Taylor
                                          & Faust since
                                          September, 1975.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*David D. Jones, Esq.    Chief    N/A     Co-Founder and   N/A
230 Spring Hills Dr.,    Compliance       Managing Member
Suite 340                Officer          of Drake
Spring, TX 77380                          Compliance, LLC
                                          (compliance
                                          consulting firm) since
                                          2004; founder and
                                          controlling
                                          shareholder of
                                          David Jones &
                                          Associates(law firm)
                                          since 1998;
                                          President and Chief
                                          Executive Officer
                                          of Citco Mutual
                                          Fund Services, Inc.
                                          (investment company
                                          service providers)
                                          from 2001 to 2003.
-------------------------------------------------------------------------

(1) Unless otherwise indicated, each trustee or officer may be contacted by writing the trustee or officer, c/o The World Insurance Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

(2) Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the "1940 Act". Mr. Pasco is an interested person because: (1) he is an officer of the Trust; (2) he owns First Dominion Capital Corp., the principal underwriter of the Trust; and (3) he owns or controls several of the Trust's various service providers.

(3) Mr. Mastoloni is not an "interested person" of the Trust, as that term is defined in the 1940 Act. However, Mr. Mastoloni is an "interested person", as that term is defined in the 1940 Act, of another registered investment company that has the same principal underwriter as the Trust, because he is an employee of the investment adviser to such other registered investment company.

Each Trustee will hold office until the Trust's next meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended December 31, 2006, the Audit Committee met four times.

The Trust has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During its most recent fiscal year ended December 31, 2006, the Governance and Nominating Committee met four times.

The Trust has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by the Portfolio when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During its most recent fiscal year ended December 31, 2006, the Pricing and Brokerage Committee met four times.

As of December 31, 2006 the trustees beneficially owned the following dollar range of equity securities in the Trust:
                                                    Aggregate Dollar
                                                    Range of Equity
                                                    Securities in
                                                    All Registered
                          Dollar Range of           Investment Companies
                          Equity Securities         Overseen by Trustee in
Name of Trustee           in the Trust              Family of Investment
                                                    Companies

John Pasco, III           None                          None
Samuel Boyd, Jr.          None                          None
William E. Poist          None                          None
Paul M. Dickinson         None                          None
Joseph F. Mastoloni       None                          None


For the fiscal year ended December 31, 2006, the trustees received the following compensation from the Trust:

Name and Position              Aggregate         Pension or       Total
                               Compensation      Retirement       Compensation
                               From the          Benefits         from the
                               Portfoliofor      Accrued as Part   Trust(2)
                               Fiscal Year       of Portfolio
                               Ending            Expenses
                               December 31,
                                2006(1)

John Pasco, III, Chairman      $-0-             N/A              $-0-
Samuel Boyd, Jr., Trustee      $2,800          N/A              $2,800
William E. Poist,  Trustee     $2,800           N/A             $2,800
Paul M. Dickinson,  Trustee    $2,800           N/A             $2,800
Joseph F. Mastoloni, Trustee   $2,800           N/A             $2,800

(1) This amount represents the aggregate amount of compensation to the trustees by the Portfolio for service on the Board of Trustees for the Portfolio's fiscal year ending December 31, 2006.

(2) As of the date of this SAI, the Portfolio is the only Portfolio offered by the Trust.

Sales Loads -- The Portfolio does not charge any front-end or deferred sales charges on the sale of shares.

Policies Concerning Personal Investment Activities -- The Portfolio, investment adviser and principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Portfolio, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the U.S. Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies -- The Trust is required to disclose information concerning the Portfolio's proxy voting policies and procedures to shareholders. The Board of Trustees have delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Portfolio. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Beginning with the twelve month period ending June 30, 2004, information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

Shares are only sold to participating insurance companies. Accordingly, the officers and trustees did not own any shares of the Portfolio. The Portfolio's shares will be held by various Participating Insurance Companies in Separate Accounts funding variable annuity contracts and variable life insurance policies. As of April 30, 2007, the following persons owned of record shares of the Portfolio in the following amounts:

Name and Address                                    Number of Shares
Percentage of                       Portfolio

John Hancock Variable Life A/C U                           %
John Hancock Fund Operations
529 Main Street - 5th Floor
Charlestown, MA 02129

John Hancock Variable Life A/C UV                          %
John Hancock Fund Operations
529 Main Street - 5th Floor
Charlestown, MA 02129

              INVESTMENT ADVISER AND MANAGEMENT AGREEMENT

CSI Capital Management, Inc.,110 El Paseo, Santa Barbara, CA 93101, is the Portfolio's adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately-owned firm. Leland Faust is the majority owner of the Adviser. Mr. Faust, who has been President of the Adviser since 1978, is the portfolio manager for the Portfolio.

The Adviser provides investment advisory services, and assists in furnishing certain administrative and shareholder services, pursuant to an Investment Management Agreement. Unless sooner terminated, the Investment Management Agreement will be for an initial term of two years, and will then continue in effect from year to year as long as such continuance is approved at least annually: (1) by the Trust's Board of Trustees; or (2) by a majority vote of the outstanding voting securities of the Portfolio and a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act. The Investment Management Agreement will automatically terminate in the event of its "assignment", as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon sixty (60) days' written notice to the other party by: (i) the majority vote of all the trustees or by vote of a majority of the outstanding voting securities of the Portfolio; or (ii) the Adviser.

Under the Investment Management Agreement, the Adviser, as adviser to the Portfolio's assets and subject to the supervision of the trustees, provides a continuous investment program for the Portfolio, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Portfolio's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Portfolio and furnishes to the trustees such periodic or other reports as the trustees may request.

Under the Investment Management Agreement, the Adviser also assists the Trust and its other service providers by furnishing certain administrative and shareholder service functions to the Portfolio either directly, or through certain third parties. The administrative and shareholder services provided are intended to supplement the services provided by the Trust's administrator, transfer agent and Portfolio accounting agent. The Adviser is permitted to delegate or sub-contract the administrative and shareholder services to qualified third parties (which may be Participating Insurance Companies), provided that any such third party will be compensated by the Adviser and not the Portfolio, and further provided that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any such third parties as it is for its own acts and omissions. The services contemplated to be delegated by this section may not include any investment advisory functions, as such services are not delegable other than in accordance with the 1940 Act. As of the date of this SAI, the Adviser has contracted with two Participating Insurance Companies to provide such administrative and shareholder services.

The administrative and shareholder service functions may include one or more of the following:

(a) providing, or making arrangement to provide, variable annuity and variable life insurance contract owners who invest in the Portfolio (the "Owners") with a service that directly or indirectly invests the assets of their accounts in the Portfolio's shares pursuant to specific or preauthorized instructions;

(b) processing, or making arrangements to process, dividend payments from the Portfolio on behalf of the Owners;

(c) providing, or making arrangements to provide, information periodically to Owners showing the value of their contracts invested in shares of the Portfolio;

(d) arranging for bank wire transfers of funds in connection with the purchase or redemption of shares of the Portfolio;

(e) responding, or arranging for responses, to Owners' inquiries relating to the administrative and shareholder servicing assistance herein described;

(f) providing, or arranging for the provision of, sub-accounting with respect to the beneficial ownership of Portfolio shares by the Owners;

(g) forwarding information, or arranging for the forwarding of information, from the Trust with respect to the Por5tfolio to Owners where required by law (e.g., proxies, shareholder reports, annual and semi-annual financial statements); and

(h) providing, or arranging for the provision of, such other similar services as may be reasonably requested to the extent that the Adviser is permitted to do so under applicable statutes, rules or regulations.

For the investment advisory services to be rendered by the Adviser under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.65% of the average daily net assets of the Portfolio. For the administrative and shareholder services to be rendered by the Adviser (or its delegate) under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.35% of the average daily net assets of the Portfolio. For fiscal years ended December 31, 2006, 2005 and 2004, the Adviser received fees of $184,793, $130,214 and $91,711, respectively.

The Adviser and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Portfolio for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2007. For the fiscal year ended December 31, 2004, the Adviser waived fees of $59,711 and the Service Providers reimbursed expenses of $5,379. For the fiscal year ended December 31, 2005, the Adviser waived fees of $69,116. For the fiscal year ended December 31, 2006, the Adviser waived fees of $54,539.

Pursuant to the terms of the Investment Management Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Portfolio. The services furnished by the Adviser under the Investment Management Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Portfolio Manager -- Leland Faust is the Portfolio Manager of the Portfolio. Mr. Faust is the Chairman and majority owner of CSI Capital Management, Inc., the Portfolio's investment adviser. Mr. Faust has been with the Adviser since its formation in 1978. He has managed the Portfolio since its inception on September 1, 2002.

Mr. Faust currently serves as the Portfolio Manager for one other registered investment company, the CSI Equity Fund, a series of shares offered by another open-end management investment company registered under the 1940 Act. As of December 31, 2006, the CSI Equity Fund had total net assets of $100,560,080. The fees received for managing this other mutual fund are not based upon the performance of the fund.

As of December 31, 2006, Mr. Faust also served as the manager of sixty (60) other private accounts with total assets under management of approximately $400 million. The fees received for managing these other accounts are not based upon the performance of the account. Mr. Faust does not currently serve as the Portfolio Manager for any pooled investment vehicles.

The Adviser does not believe that any material conflicts exist between Mr. Faust's portfolio management of the Portfolio and his management of the CSI Equity Fund. The CSI Equity Fund and the Portfolio have substantially the same investment objectives, strategies and policies. In addition, the investment portfolios of the CSI Equity Fund and the Portfolio are substantially the same. The Adviser believes that the allocation of investment opportunities is not an issue between these two entities because investment opportunities are allocated based upon which entity has the assets available to purchase such securities. In addition, the securities purchased for these two entities have significant market capitalizations and the purchases have been small when compared with the trading volume of these securities. The investor base for each entity is different because the Portfolio is only available for purchase by Participating Insurance Companies. Also, the investment advisory fee for each entity is the same and neither charges a performance based fee, so there is no incentive to favor one entity over the other.

The Adviser also does not believe that any material conflicts exist between Mr. Faust's portfolio management of the Portfolio and his management of the private accounts. This is based upon a number of factors. Some of these private accounts have different investment objectives, strategies and policies than the Portfolio. For example, some of the private accounts invest all, or a substantial portion of their assets in fixed income securities. Other private accounts are managed using a "balanced" investment strategy that allocates a portion of the assets to fixed income securities and the remainder to equity securities. Some of the private accounts managed by Mr. Faust invest a portion of their assets in small capitalization securities, which are not a type of equity investment employed in the Portfolio.

The Adviser does have some private accounts managed by Mr. Faust that have investment portfolios substantially similar to the Portfolio. The Adviser believes that the allocation of investment opportunities is not an issue between these entities because investment opportunities are allocated based upon a number of factors. For example, the decision to buy or sell a security in a private account or the Portfolio could be driven by the resulting tax consequences. In other situations, the investment decision is made based upon which entity has the assets available to purchase such securities. In addition, the securities purchased for these accounts have significant market capitalizations and the purchases have been small when compared with the overall trading volume of these securities. Also, the investment advisory fee for the Portfolio and for the private accounts does not contain any performance based fee, so there is no incentive to favor one entity over the other.

Mr. Faust is the majority owner of the Adviser. For his services, Mr. Faust receives a fixed annual salary plus a bonus which has been fixed for a number of years. In addition, as the majority owner of the Adviser, Mr. Faust is entitled to receive distributions from the Adviser's net profits. Mr. Faust does not receive compensation that is based upon the Portfolio's, the CSI Equity Fund's, or any private account's pre- or after-tax performance or the value of assets held by such entities. Mr. Faust does not receive any special or additional compensation from the Adviser for his services as Portfolio Manager.

As of December 31, 2006, Mr. Faust beneficially owned the following dollar range of equity securities in the Portfolio and in the Trust:

                                                                      (3)
         (1)
                                                               Aggregate Dollar
Name of Portfolio              (2)                             Range of Equity
Manager                        Dollar Range                    Securities in All
                               of Equity Securities in the     Portfolios of the
                               Portfolio                       Trust

Leland Faust                   None                                None

                           MANAGEMENT-RELATED SERVICES

Administration -- Pursuant to an Administrative Services Agreement with the Trust (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Trust and supervises all aspects of the operation of the Portfolio except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Portfolio, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based fee, computed daily and paid monthly, at the annual rates of 0.10% on the first $50 million of average daily net assets, 0.075% on the next $50 million of average daily net assets and 0.05% on average daily net assets above $100 million. CSS also receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For fiscal years ended December 31, 2006, 2005 and 2004, CSS received fees of $19,224, $13,414 and $12,000, respectively.

Custodian -- UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Portfolio's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank, N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Portfolio's assets outside of the United States of America. The Delegate shall place and maintain the Portfolio's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Portfolio's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services -- Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is responsible for accounting relating to the Portfolio and its investment transactions; maintaining certain books and records of the Portfolio; determining daily the net asset value per share of the Portfolio; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

John Pasco, III, Chairman of the Board of the Trust, is the sole owner of CFA and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Portfolio against a minimum fee, plus out-of-pocket expenses.

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of FSI; therefore, FSI may be deemed to be an affiliate of the Trust and CSS.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor -- First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Trust, owns 100% of FDCC, and is its President, Treasurer and a Director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Portfolio's shares is continuous. There are no sales charges in connection with the purchase or sale of shares of the Portfolio.

Independent Accountants -- The Trust's independent registered public accounting firm, Tait, Weller & Baker LLP, audits the Trust's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Portfolio's securities, to seek to obtain the best price and execution for its securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision s made by the Adviser, the Adviser arranges for execution of the transaction in manner deemed to provide the best price and execution for the Portfolio.

Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities except for fixed price offerings and except where the Portfolio may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Portfolio's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

The Adviser may cause the Portfolio to pay a commission higher than that charged by another broker in consideration of such research services. Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Portfolio may be used by the Adviser for the benefit of the Portfolio and other clients, and the Portfolio may benefit from such transactions effected for the benefit of other clients.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The Trustees of the Trust have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Trust that the Portfolio will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Trustees review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Portfolio. The Board of Trustees of the Trust believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

For fiscal years ended December 31, 2006, 2005 and 2004, the Portfolio paid $2,543, $3,538 and $2,638, respectively, in brokerage commissions.

Portfolio Turnover -- Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during he year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Portfolio. The Adviser makes purchases and sales for the Portfolio's portfolio whenever necessary, in the Adviser's opinion, to meet such Portfolio's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Portfolio will be less than 50%.

                ADDITIONAL INFORMATION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on March 19, 2002. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of one series of shares designated as the CSI Equity Portfolio. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. Currently, there is only one class of shares authorized for the Portfolio. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Portfolio, shareholders of a Portfolio are entitled to receive the assets available for distribution belonging to the particular Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets of the Trust not belonging to any particular Portfolio which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders. The rights accompanying Portfolio shares are legally vested in the Separate Accounts. However, Participating Insurance Companies will vote Portfolio shares held in their Separate Accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Portfolio shares held in its Separate Accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. Additional information concerning voting rights of the participants in the Separate Accounts are more fully set forth in the prospectuses relating to those Accounts issued by the Participating Insurance Companies.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A particular Portfolio is deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board of Trustees without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the Trust's distributor, FDCC. FDCC is a registered broker/dealer with principal offices located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. FDCC has agreed to use appropriate efforts to solicit all purchase orders.

The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                         ADDITIONAL INFORMATION ON TAXES

In order to qualify as a regulated investment company under the Internal Revenue Code (the "Code"), the Portfolio must comply with certain distribution, diversification, source of income and other applicable requirements. If for any taxable year the Portfolio does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the Portfolio's distributions to segregated asset accounts holding shares of the Portfolio may be taxable as ordinary income to the extent of the Portfolio's current and accumulated earnings and profits. A failure of the Portfolio to qualify as a regulated investment company could also result in the loss of the tax-favored status of variable annuity contracts and variable life insurance policies based on a segregated asset account which invests in the Portfolio.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a regulated investment company satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Portfolio intends to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of the Portfolio will be adequately diversified. However, a failure of the Portfolio to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year (including the annual cost of life insurance, if any, provided under such policy).

Provided that the Portfolio and a segregated asset account investing in the Portfolio satisfy the above requirements, any distributions from the Portfolio to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in the Portfolio should refer to the prospectus with respect to such contract or policy for further tax information.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI and is subject to change by legislative or administrative action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Portfolio.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Portfolio to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yields and total returns quoted for the Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Portfolio can be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Portfolio's yield and total return would have the effect of decreasing performance. Performance information for the Portfolio must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Portfolio. In addition, the performance quoted will include the impact of any expense limitation agreement then in effect. Accordingly, the total return or yield may be higher than if no such expense limitation were in place.

Yield Information -- From time to time, the Portfolio may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                             6
           Yield  = 2[(a-b+ 1) -1]
                       ---
                        cd

     Where:

a     =    dividends and interest earned during the period.
b     =    expenses accrued for the period (net of reimbursements).
c     =    the average  daily  number of shares  outstanding  during the period that were entitled to receive dividends.
d     =    the maximum  offering  price per share on the last day of the period.

The Portfolio's yield, as used in advertising, is computed by dividing the Portfolio's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Portfolio's net asset value ("NAV") at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Portfolio may differ from the rate of distributions the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

Total Return Performance -- Total return quotations used by the Portfolio are based upon standardized methods of computing performance mandated by the SEC. The average annual total return of the Portfolio is calculated according to the following formula:

                 n
           P(1+ T) = ERV

Where:

P          =    a hypothetical initial payment $1,000
T          =    average annual total return
n          =    number of years (l, 5 or 10)
ERV        =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Portfolio are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the average annual total return for the periods or years indicated would be:

                     Periods ended December 31, 2006

                One Year  Five Years     Ten Years  Since Inception(1)

                17.91%       N/A             N/A        13.21%

(1) Commencement of operations was September 20, 2002.

The Portfolio may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Portfolio's performance with other measures of investment return. The Portfolio may quote an aggregate total return figure in comparing the Portfolio's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Portfolio calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in shares of the Portfolio and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Portfolio may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Portfolio Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

                              FINANCIAL INFORMATION

Financial Highlights, Statements and Reports of Independent Accountants. You can receive free copies of reports, request other information and discuss your questions about the Portfolio by contacting the Portfolio directly at:

                              WORLD INSURANCE TRUST
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 653-1035
                      e-mail: mail@shareholderservices.com


The Annual Report for the fiscal year end December 31, 2006 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Portfolio included in the Annual Report have been audited by the Portfolio's independent registered public accounting firm, Tait, Weller & Baker LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                     Appendix  A

                             CSI CAPITAL MANAGEMENT

                        Proxy and Corporate Action Voting
                             Policies and Procedures

I.    POLICY.

CSI Capital Management (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II.   PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES.

The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.    Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3.    Client   Directive   to   Use   an   Independent    Third   Party.
      Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

      The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this
      Section III, A.

B.    Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.




IV.   RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o     the name of the issuer of the portfolio security;
o     the exchange ticker symbol of the portfolio security(1);
o     the CUSIP number of the portfolio security(1);
o     the shareholder meeting date;
o     a brief description of the matter voted on;
o     whether   the  matter   was  put   forward  by  the  issuer  or  a
      shareholder;
o     whether the mutual fund voted;
o     how the mutual fund cast its vote; and
o     whether the mutual fund cast its vote for or against management.

V.    GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.    Oppose.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2.    Providing cumulative voting rights.

B.    Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.    Date and place of annual meeting.

3.    Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.    Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.    Employee Stock Purchase Plans.

10.   Establish 40 1(k) Plans.

C.    Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.    Pay directors solely in stock;

2.    Eliminate director's mandatory retirement policy;

3.    Rotate annual meeting location or date;

4.    Changes in the state of incorporation;

5.    Social and corporate responsibility issues;

6.    Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D.    Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.    Elect directors or trustees;

2.    Ratify or approve independent accountants;

3.    Approve a new investment adviser or sub-adviser;

4.    Approve a change to an investment advisory fee;

5.    Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7.    Approve a change in the state of incorporation; and

8.    Approve a plan of reorganization or merger.

The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
------------------------------------------------------------------------

The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

PART C - OTHER INFORMATION

Item 23.  Exhibits.

(a)        Articles of Incorporation.

(a)(1) Certificate of Trust of The World Insurance Trust (the "Registrant") dated March 18, 2002, as filed with the Secretary of State of Delaware on March 19, 2002 is incorporated herein by reference to
           Exhibit 23(a)(1) of the Registrant's Registration Statement on Form N-1A (File Nos. 333-85528 and 811-21072), as filed with the U.S. Securities and Exchange Commission (the "SEC") on April 4, 2002.

(a)(2) Agreement and Declaration of Trust of the Registrant dated March 18, 2002 is incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement on Form N-1A (File Nos. 333-85528 and 811-21072), as filed with the SEC on April 4, 2002.

(b)        By-Laws.

(b)(1)     By-Laws of the Registrant are incorporated herein by reference to
           Exhibit 23(b)(1) of the Registration Statement on Form N-1A (File Nos. 333-85528 and 811-21072), as filed with the SEC on April 4, 2002.

(c)        Instruments Defining Rights of Security Holders.

           See Articles II, VI and VII of the Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 4, 2002.

(d)        Investment Advisory Contracts.

(d)(1) Investment Management Agreement dated August 23, 2002 between CSI Capital Management, Inc. and the Registrant with respect to the CSI Equity Portfolio, is incorporated herein by reference to Exhibit 23(d)(1) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(e)        Underwriting Contracts.

(e)(1) Distribution Agreement dated August 23, 2006 between First Dominion Capital Corporation and the Registrant is filed herewith.

(f)        Bonus or Profit Sharing Contracts.

                Not Applicable.

(g)        Custodian Agreements.

(g)(1) Custodian Agreement dated November 8, 2004 between UMB Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 23(g)(2) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(h)        Other Material Contracts.

(h)(1)     Administrative Services Agreement.

(h)(1)(a)  Administrative Services Agreement dated August 23, 2006
           between  Commonwealth   Shareholder  Services,   Inc.  and  the
           Registrant is filed herewith.

(h)(2)     Transfer Agent Agreement.

(h)(2)(a) Transfer Agency and Services Agreement dated August 23, 2006 between Fund Services, Inc. and the Registrant is filed herewith.

(h)(3)     Fund Accounting Agreement.

(h)(3)(a) Accounting Services Agreement dated August 23, 2006, with amended and restated Schedule A dated October 12, 2006 and amended and restated Schedule B dated February 15, 2007, between Commonwealth Fund Accounting, Inc. and the Registrant is filed herewith.

(h)(4)     Participation Agreements.

(h)(4)(a) Fund Participation Agreement dated August 23, 2002 by and among the Registrant, First Dominion Capital Corp., CSI Capital Management, Inc. and John Hancock Variable Life Insurance Company is incorporated herein by reference to Exhibit 23(h)(4) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(h)(4)(b) Fund Participation Agreement dated August 23, 2002 by and among the Registrant, First Dominion Capital Corp., CSI Capital Management, Inc. and John Hancock Variable Life Insurance Company is incorporated herein by reference to Exhibit 23(h)(5) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(h)(6)     Expense Limitation Agreement.

(h)(6)(a) Expense Limitation Agreement dated September 1, 2002 by and between CSI Capital Management, Inc., Commonwealth Shareholder Services, Inc. and the Registrant is incorporated herein by reference to Exhibit 23(h)(6) of of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(i)        Legal Opinion.

(i)(1)     Opinion of Morgan, Lewis & Bockius LLP is filed herewith.

(j)        Other Opinions.

(j)(1)     Opinion and Consent of Tait, Weller and Baker LLP is filed herewith.

(k)        Omitted Financial Statements.

                Not Applicable.

(l) Initial Capital Agreements.

                Not Applicable.

(m) Rule 12b-1 Plan.

                Not Applicable.

(n) Rule 18f-3 Plan.

                Not Applicable.

(o)        Reserved.

(p)        Code of Ethics.

(p)(1) Combined Code of Ethics of the Registrant, The World Funds, Inc. and Satuit Capital Management Trust is filed herewith.

(q)        Powers of Attorney.

(q)(1) Powers of Attorney for Messrs. Samuel Boyd, Jr., Paul M. Dickinson, Joseph F. Mastoloni and William E. Poist are filed herewith.

Item 24. Persons Controlled by or under Common Control with the Fund.

      The Registrant is not controlled by or under common control with any person. The Registrant may be deemed to be controlled by its Board of Trustees.

Item 25.  Indemnification.

           Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 23(a)(1) of the Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and other Connections of the Investment Adviser.

           The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser             Form ADV File Number
CSI Capital Management, Inc.           801-14549

Item 27.  Principal Underwriters.

(a) First Dominion Capital Corp. also acts as underwriter to Vontobel Funds, Inc., The World Funds, Inc. and Satuit Capital Management Trust.

(b) First Dominion Capital Corp.

      The information required by this Item 27(b) with respect to each director, officer or partner of First Dominion Capital Corp. is incorporated herein by reference to Schedule A of Form BD, filed by First Dominion Capital Corp. with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c) Not Applicable.

Item 28.  Location of Accounts and Records.

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a) CSI Capital Management, Inc. 445 Bush Street, 5th Floor San Francisco, CA 94108 (records relating to its function as investment adviser to the CSI Equity Portfolio).

(b) UMB Bank, N.A., 928 Grand Boulevard, 5th Floor, Kansas City, MO 64106 (records relating to its functions as custodian for the CSI Equity Portfolio).

(c) Fund Services, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the CSI Equity Portfolio).

(d) Commonwealth Fund Accounting 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as accounting services agent to the CSI Equity Portfolio).

(e) Commonwealth Shareholder Services, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the CSI Equity Portfolio).

(f) First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor for the CSI Equity Portfolio).

Item 29.  Management Services.

      There are no management-related service contracts not otherwise discussed in Parts A or B of this Form.

Item 30.  Undertakings.

        None

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 7 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of April 2007.

                                   The World Insurance Trust

                                    By: /s/ John Pasco,, III
                                    -----------------------
                                       John Pasco, III
                                       Chairman of the Board of
                                       Trustees, President and Chief
                                       Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                 Title                     Date

                          Chairman of the Board of       April 30, 2007
/s/ John Pasco,III
-----------------------
John Pasco, III           Trustees, President and Chief
                                Executive Officer
                 *
------------------------
Samuel Boyd, Jr.          Trustee                        April 30, 2007

                 *
------------------------
Paul M. Dickinson         Trustee                        April 30, 2007

                 *
------------------------
Joseph F. Mastoloni       Trustee                        April 30, 2007

                 *
------------------------
William E. Poist          Trustee                        April 30, 2007


/s/ Karen Shupe
Karen Shupe               Treasurer and Chief Financial  April 30, 2007
                          Officer


*By: John Pasco, III
    ----------------------
     John Pasco, III
    Attorney-in-fact pursuant to Powers of Attorney filed herewith.

                                INDEX TO EXHIBITS

EXHIBIT NO.                        DESCRIPTION
Ex-99.E1                           Distribution Agreement dated
                                   August 23, 2006 between First
                                   Dominion Capital Corporation and
                                   the Registrant

Ex-99.H1A                          Administrative Services Agreement
                                   dated August 23, 2006 between
                                   Commonwealth Shareholder
                                   Services, Inc. and the Registrant

Ex-99.H2A                          Transfer Agency and Services
                                   Agreement dated August 23, 2006
                                   between Fund Services, Inc. and
                                   the Registrant

Ex-99.H3A                          Accounting Services Agreement
                                   dated August 23, 2006, with
                                   amended and restated Schedule A
                                   dated October 12,2006 and amended
                                   and restated Schedule B dated
                                   February 15, 2007, between
                                   Commonwealth Fund Accounting,
                                   Inc. and the Registrant

Ex-99.I1                           Opinion of Morgan, Lewis &
                                   Bockius LLP

Ex-99.J1                           Opinion and Consent of Tait,
                                   Weller & Baker LLP

Ex-99.P1                           Combined Code of Ethics of the
                                   Registrant, The World Funds, Inc.
                                   and Satuit Capital Management

Ex-99.Q1                           Powers of Attorney for Messrs.
                                   Samuel Boyd, Jr., Paul M.
                                   Dickinson, Joseph F. Mastoloni
                                   and William E. Poist

                                                                EXHIBIT Ex-99.E1

                       FIRST DOMINION CAPITAL CORPORATION
                             DISTRIBUTION AGREEMENT


      AGREEMENT made as of the 23rd day of August, 2006, between World Insurance Trust, a statutory trust duly organized and existing under the laws of the State of Delaware (the "Trust") and First Dominion Capital Corporation ("FDCC"), a corporation duly organized and existing under the laws of the Commonwealth of Virginia (the "Distributor").

      WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is authorized (i) to issue shares in separate series, with the shares of each such series representing the interests in a separate portfolio of securities and other assets, and (ii) to divide such shares into one or more classes (the "Shares"); and

      WHEREAS, the Trust wishes to employ the services of the Distributor with respect to the distribution of the Shares of each portfolio series thereof identified from time to time on Schedule A hereto (each such portfolio series being referred to herein as a "Fund") as such Schedule may be amended from time to time; and

      WHEREAS, the Distributor wishes to provide distribution services to the Trust with respect to the Shares.

      NOW, THEREFORE, in consideration of the mutual promises and undertakings herein contained, the parties agree as follows:

      1. SALE OF SHARES BY THE DISTRIBUTOR. The Trust grants to the Distributor the right to sell Shares during the term of this Agreement and subject to the registration requirements of the Securities Act of 1933, as amended (the "1933 Act") and of the laws governing the sale of securities in the various states ("Blue Sky Laws"), under the following terms and conditions: the Distributor (i) shall have the right to sell, as agent and on behalf of the Trust, Shares authorized for issue and registered under the 1933 Act; and (ii) may sell such Shares only in compliance with the terms set forth in the Trust's currently effective registration statement, as may be in effect from time to time, and any further limitations the Board of Trustees of the Trust (the "Board") may impose. The Distributor may also enter into dealer or similar agreements with qualified intermediaries it may select for the performance of Distribution and Shareholder Services. The Distributor may also enter into agreements with intermediaries and other qualified entities to perform recordkeeping, shareholder servicing and sub-accounting services. In making such arrangements, the Distributor shall act only as principal and not as agent for the Trust. No such intermediary is authorized to act as agent for the Trust in connection with the offering or sale of shares to the public or otherwise, except for the limited purpose of determining the time as of which orders for the purchases, sales and exchanges of shares are deemed to have been received.

      2. SALE OF SHARES BY THE TRUST. The rights granted to the Distributor shall be nonexclusive in that the Trust reserves the right to sell its shares to investors on applications received and accepted by the Trust. Any purchase or sale shall be conclusively presumed to have been accepted by the Trust if the Trust fails to notify the Distributor of the rejection of such offer or sale prior to the computation of the net asset value of the Fund's shares next following receipt by the Fund of notice of such offer or sale. The Trust also reserves the right to issue Shares in connection with (i) the merger or consolidation of the assets of, or acquisition by the Trust through purchase or otherwise, with any other investment company, trust or personal holding company;
(ii) a pro rata distribution directly to the holders of Shares in the nature of a stock dividend or split-up; and (iii) as otherwise may be provided in the then current registration statement of the Trust.

      3. SOLICITATION OF SALES. In consideration of the rights granted to the Distributor under this Agreement, the Distributor agrees to use all reasonable efforts, consistent with its other business, to secure purchasers for Shares of the Trust. This shall not prevent the Distributor from entering into like arrangements (including arrangements involving the payment of underwriting commissions) with other issuers. The Distributor will not directly or indirectly direct remuneration from commissions paid by the Trust for portfolio securities transactions to a broker or dealer for promoting or selling fund shares.

      4. SHARES COVERED BY THIS AGREEMENT. This Agreement shall apply to unissued Shares, Shares held in its treasury in the event that in the discretion of the Trust treasury Shares shall be sold, and Shares repurchased for resale.

      5. VOLUNTARY REPURCHASE OF SHARES BY THE TRUST. The Trust reserves the right, by resolution of its Board, to authorize and require the Distributor to repurchase, upon prices, terms and conditions to be set forth in such resolution, as agent of the Trust and for its account, such shares of the Trust as may be offered for voluntary repurchase by the Fund from time to time.

      6. PUBLIC OFFERING PRICE. Except as otherwise noted in the Trust's current prospectus (the "Prospectus") or Statement of Additional Information (the "SAI"), all Shares sold by the Distributor or the Trust will be sold at the public offering price plus any applicable sales charge described therein. The public offering price for all accepted subscriptions will be the net asset value per share, determined in the manner described in the Trust's then current Prospectus and SAI with respect to the applicable Fund. The Trust shall in all cases receive the net asset value per Share on all sales. If a sales charge is in effect, the Distributor shall be entitled to retain the applicable sales charges, if any, subject to any reallowance obligations of the Distributor as set forth in any selling agreements with selected dealers and others for the sale of Shares and/or as set forth in the Prospectus and/or SAI of the Trust with respect to Shares, in accordance with Section 22 of the 1940 Act and rules thereunder.

      7. SUSPENSION OF SALES. If and whenever the determination of net asset value is suspended and until such suspension is terminated, no further orders for Shares shall be processed by the Distributor, except such unconditional orders placed with the Distributor before it had knowledge of the suspension. In addition, the Trust reserves the right to suspend sales of Shares and the Distributor's authority to process orders for Shares if, in the judgment of the Trust, it is in the best interest of the Trust to do so. Suspension will continue for such period as may be determined by the Trust. Such a suspension of sales shall not effect a termination of this Agreement.

      8. AUTHORIZED REPRESENTATIONS. The Distributor is not authorized by the Trust to give any information or to make any representations other than those contained in the appropriate registration statement, Prospectuses or SAIs filed with the Securities and Exchange Commission under the 1933 Act (as those registration statements, Prospectuses and SAIs may be amended from time to time), or contained in shareholder reports or other material that may be prepared by or on behalf of the Trust for the Distributor's use. This shall not be construed to prevent the Distributor from preparing and distributing, in compliance with applicable laws and regulations, sales literature or other material as it may deem appropriate. Distributor will furnish or cause to be furnished copies of such sales literature or other material to the Trust. Distributor agrees to take appropriate action to cease using such sales literature or other material to which the Trust objects as promptly as practicable after receipt of the objection. Distributor further agrees that, in connection with the offer and sale of Shares, Distributor shall comply with all applicable securities laws of the United States and each state thereof in which Shares are offered and/or sold (including without limitation, the maintenance of effective federal and state broker-dealer registrations, as required) and the rules and regulations of the NASD.

      9. REGISTRATION OF SHARES. The Trust agrees that it will use its best efforts to register the Shares under the Blue Sky laws of any state as well as under the 1933 Act (subject to the necessary approval, if any, of its shareholders) and to qualify and maintain the registration and qualification of an appropriate number of shares under the 1933 Act so that there will be available for sale the number of Shares the Distributor may reasonably be expected to sell. Distributor shall furnish such information and other materials relating to its affairs and activities as shall be required by the Trust in connection with such registration and qualification. The Distributor agrees that it will not offer or sell Shares in any jurisdiction unless the offer or sale of Shares has been so qualified or registered or is otherwise exempt from such registration or qualification. The Trust shall furnish to the Distributor copies of all information, financial statements and other papers which the Distributor may reasonably request for use in connection with the distribution of Shares of each series of the Trust.

      10. EXPENSES AND COMPENSATION.

      (a) The Trust will pay all of its own expenses, except as expressly provided herein or in any other agreements which the Trust may have with the Distributor or any other person.

      (b) The Distributor will pay all fees and expenses (i) in connection with the printing and distributing Prospectuses and SAIs to prospective shareholders and the costs of preparing, printing and distributing such other sales literature, reports, forms and advertisements in connection with the sale of Shares to persons other than current shareholders and state and federal regulatory agencies; (ii) preparing, printing and distributing all other sales literature used by the Distributor or by dealers (including copies of Trust reports to shareholders or state and federal regulatory agencies, other than those sent to shareholders or state and federal regulatory agencies, which the Trust may permit to be used as sales literature) in connection with the offering of Shares for sale to the public; and (iii) any expenses of advertising in connection with the offering of Shares for sale to the public.

      (c) Compensation. It is understood and agreed by the parties hereto that the Distributor will receive compensation for services it performs hereunder in accordance with Schedule B hereto, as such Schedule may be amended from time to time.

      (d) Revenue Sharing. The Trust, through one or more of its investment advisers or their affiliates may make payments to the Distributor with respect to any expenses incurred in the distribution of shares by the Trust, and such payments will be payable from the past profits or other resources of the advisers or their affiliates including advisory fees paid to it by the Trust.

      11. INDEMNIFICATION.

      (a) The Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon: (i) any violation of the Trust's representations or covenants herein contained; (ii) any wrongful act of the Trust or any of its representatives (other than the Distributor or any of its employees or representatives (regardless of the capacity in which such employee or representative is acting) or any other person for whose acts the Distributor is responsible or is alleged to be responsible (including any selected dealer or person through whom sales are made pursuant to an agreement with the Distributor)); or (iii) any untrue statement of a material fact contained in a registration statement, Prospectus, SAI or shareholder reports or other information filed or made public by the Trust (as from time to time amended) of any Fund or any omission to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading under the 1933 Act, or any other statute or common law, except to the extent the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case (i) is the indemnity by the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Trust or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement, or (ii) is the Trust to be liable under its indemnity agreements contained in this paragraph with respect to any claim made against the Distributor or any person indemnified unless the Distributor or person, as the case may be, shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Distributor or any such person or after the Distributor or such person shall have received notice of service on any designated agent. However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to the Distributor or any person against whom such action is brought other than on account of its indemnity agreement contained in this paragraph 10(a).

The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Distributor, or person or persons, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, the Distributor, officers or directors or controlling person(s) or defendant(s) in the suit shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor, officers or directors or controlling person(s) or defendant(s) in the suit for the reasonable fees and expenses of any counsel retained by them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Shares.

      (b) The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon: (i) any violation of the Distributor's representations or covenants herein contained; (ii) any wrongful act of the Distributor or any of its employees or representatives or any other person for whose acts the Distributor is responsible or is alleged to be responsible (including any selected dealer or person through whom sales are made pursuant to an agreement with the Distributor); or (iii) any untrue statement of a material fact contained in a registration statement, Prospectus, SAI or shareholder reports or other information filed or made public by the Trust (as from time to time amended) or any omission to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, but only if the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case (x) is the indemnity by the Distributor in favor of the Trust or any person indemnified to be deemed to protect the Trust or any person against any liability to the Distributor or its security holders to which the Trust or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement, or (y) is the Distributor to be liable under its indemnity agreements contained in this paragraph with respect to any claim made against the Trust or any person indemnified unless the Trust or person, as the case may be, shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust or any such person or after the Trust or such person shall have received notice of service on any designated agent. However, failure to notify the Distributor of any claim shall not relieve the Distributor from any liability which it may have to the Trust or any person against whom such action is brought other than on account of its indemnity agreement contained in this paragraph 10(b).

The Distributor shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Trust, or person or persons, defendant or defendants in the suit. In the event the Distributor elects to assume the defense of any suit and retain counsel, the Trust, officers or Trustees or controlling person(s) or defendant(s) in the suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, officers or Trustees or controlling person(s) or defendant(s) in the suit for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

      (c) The indemnification obligations of the parties in this Paragraph 11 shall survive the termination of this Agreement.

      12. CODE OF ETHICS. The Distributor has adopted a written code of ethics that complies with the requirements of Rule 17j-1 under the 1940 Act and will provide the Trust with a copy of such code of ethics and all subsequent modifications, together with evidence of its adoption. At least annually, the Distributor will provide the Trust with a report which summarizes existing procedures for compliance with the code and any changes in the procedures made during the past year and identifies any recommended changes in existing restrictions or procedures based upon experience with the code, evolving industry practice, or developments in applicable laws or regulations, and must certify that the distributor has adopted procedures reasonably necessary to prevent "Access Persons" as defined in the code and Rule 17j-1 from violating the code.

      13. CONFIDENTIALITY. The Distributor agrees to treat confidentially and as proprietary information of the Trust, all records and other information relative to the Trust and its prior, present or potential shareholders, and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except when requested by the Trust or when requested to divulge such information by duly constituted authorities, after prior notification to and approval by the Trust. Such approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply.

Upon termination of this Agreement, the Distributor shall return to the Trust all copies of confidential information received from the Trust hereunder, other than materials or information required to be retained by the Distributor under applicable laws or regulations. Each party hereby agrees to dispose of any "consumer report information," as such term is defined in Regulation S-P.

      14. TERMINATION. This Agreement shall become effective as follows: (i) with respect to the Shares of each Fund identified on Schedule A hereto as of the date hereof, and (ii) with respect to the Shares of any Fund added to Schedule A hereto, subsequent hereto, as of the date Schedule A is amended to add such Fund. Unless terminated as provided herein, the Agreement shall continue in force for one (1) year from the date of its execution and thereafter from year to year, provided continuance is approved at least annually by either
(i) the vote of a majority of the Board, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not interested persons of the Trust and who are not parties to this Agreement or interested persons of any such party to this Agreement, cast in person at a meeting called for the purpose of voting on the approval.

This Agreement shall automatically terminate in the event of its assignment. In addition to termination by failure to approve continuance or by assignment, this Agreement may at any time be terminated without the payment of any penalty with respect to any Fund or class of Shares thereof by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, or by vote of a majority of the outstanding voting securities of the Trust, on sixty (60) days' prior written notice by the Trust. This Agreement may be terminated by the Distributor on sixty (60) days' prior written notice to the Trust. As used in this Paragraph 14, the terms "vote of a majority of the outstanding voting securities," "assignment" and "interested person" shall have the respective meanings specified in the 1940 Act and the rules enacted thereunder as now in effect or as hereafter amended.

      15. AMENDMENTS. This Agreement may be amended from time to time by a writing executed by the Trust and the Distributor.

      16. NOTICE. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address. Notices to the Trust shall be directed to 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235,
Attention: Mr. John Pasco, III; and notices to the Distributor shall be directed to: 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, Attention:
Mr. John Pasco, III.

      17. SEVERABILITY. If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

      18. GOVERNING LAW. This Agreement shall be construed in accordance with the laws of the State of Delaware, without giving effect to the choice of laws provision thereof.

      19. LIMITATION OF LIABILITY. The Distributor hereby acknowledges that the Funds' obligations hereunder with respect to the Shares are binding only on the assets and property belonging to the Funds. The obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Funds personally, but shall bind only the property of the Funds. The execution and delivery of this agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Funds' property.

      20. AML AND PRIVACY. The Distributor represents that it is in compliance in all material respects, and will continue to so comply, with all applicable laws and regulations relating to guarding against terrorism and money laundering, and the Distributor agrees to comply with the Trust's anti-money laundering program to the extent applicable. It is acknowledged and agreed that other service providers to the Trust perform anti-money laundering services and reviews for the Trust, and that the Distributor receives little, if any, information concerning Fund shareholders. The Distributor also agrees to comply with the Trust's privacy policies with respect to all information obtained pursuant to this Agreement.

      21. MARKET TIMING. From time to time, the Trust may implement policies, procedures or charges in an effort to avoid the potential adverse affects on the Funds of short-term trading by market timers. The Distributor agrees to cooperate in good faith with the Trust in the implementation of (i) any such policies, procedures or charges, and (ii) the imposition and payment over to the Trust of redemption fees specified in the Trust's Prospectus and SAI. The Distributor agrees, as required by applicable law, to make reasonable efforts to obtain the complete assistance of intermediaries in complying with the Trust's frequent trading and other policies set forth in the Trust's Prospectus and SAI or take alternative actions reasonably designed to achieve compliance with these policies.

      22. SALES CHARGE BREAKPOINTS. The Distributor acknowledges that shares of any Fund may be divided into separate classes, as described in the applicable Fund's Prospectus and SAI, and may have sales charges or discounts or waivers for certain categories of investors.

      23. EXECUTION IN COUNTERPARTS. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      24. HEADINGS. All Section headings contained in this Agreement are for convenience of reference only, do not form a part of this Agreement and will not affect in any way the meaning or interpretation of this Agreement. Words used herein, regardless of the number and gender specifically used, will be deemed and construed to include any other number, singular or plural, and any other gender, masculine, feminine, or neuter, as the contract requires.

      25. WAIVER. Any term or provision of this Agreement may be waived at any time by the party entitled to the benefit thereof by written instrument executed by such party. No failure of either party hereto to exercise any power or right granted hereunder, or to insist upon strict compliance with any obligation hereunder, and no custom or practice of the parties with regard to the terms of performance hereof, will constitute a waiver of the rights of such party to demand full and exact compliance with the terms of this Agreement.

      26. ENTIRE AGREEMENT. This Agreement constitutes the entire agreement between the parties hereto and supersedes all prior agreements, understandings and arrangements with respect to the subject matter hereof.

      IN WITNESS WHEREOF, the parties have executed this Agreement as of the day and year first above written.

                                          WORLD INSURANCE TRUST



                                          By: __________________________
                                               John Pasco, III
                                               Chairman


                                          FIRST DOMINION CAPITAL CORP.



                                          By: __________________________
                                               John Pasco, III
                                               President

25
1-WA/2615908.5
                                   Schedule A
                                     to the
                            Administration Agreement
                                     between
                       World Insurance Trust (the "Trust")
                                       and
               First Dominion Capital Corporation ("FDCC")

                           Dated as of August 23, 2006

                                  LIST OF FUNDS

Funds
CSI Equity Portfolio

                                                               EXHIBIT Ex-99.H1A

                        ADMINISTRATIVE SERVICES AGREEMENT

      This ADMINISTRATIVE SERVICES AGREEMENT is made as of this 23rd day of August, 2006 (the "Agreement") by and between World Insurance Trust (the "Trust"), a statutory trust duly organized and existing under the laws of the State of Delaware, and Commonwealth Shareholder Services, Inc. ("CSS"), a corporation duly organized and existing under the laws of the Commonwealth of Virginia.

                                WITNESSETH THAT:

      WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of one or more series portfolios (the "Funds"), each of which may consist of one or more classes of shares of beneficial interest;

      WHEREAS, the Trust desires to appoint CSS as its Administrative Services Agent on behalf of the Funds to perform certain administrative services for the Funds and to provide certain other ministerial services to implement the investment decisions of the Funds and the investment adviser of each Fund (the "Adviser"); and

      WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, the parties hereto, intending to be legally bound, agree as follows:

      Section 1. Appointment. The Trust hereby appoints CSS as its Administrative Services Agent on behalf of the Funds, and CSS hereby accepts such appointment, to furnish the Funds listed on Schedule A, as may be amended from time to time, with administrative services as set forth in this Agreement.

      Section 2. Duties. CSS shall perform or supervise the performance of others of the services set forth in Schedule B hereto. CSS shall provide the Trust with all necessary office space, equipment, personnel, facilities (including facilities for Shareholders' and Trustees' meetings) and compensation for providing such services. CSS may sub-contract with third parties to perform certain of the services to be performed by CSS hereunder; PROVIDED, however, that CSS shall remain principally responsible to the Trust for the acts and omissions of such other entities.

      Except with respect to CSS's duties as set forth in this Agreement, and except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that each Fund complies with all applicable requirements of the Securities Act of 1933, the 1940 Act and any other laws, rules and regulations, or interpretations thereof, of governmental authorities with jurisdiction over each Fund.

      Section 3. Compensation and Expenses. The Trust agrees to pay CSS compensation for its services as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Board of Trustees of the Trust (the "Board") and CSS. Fees will begin to accrue for each Fund on the latter of the date of this Agreement or the date of commencement of operations of the Fund. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Fund shall pay to CSS such compensation as shall be payable prior to the effective date of termination.

      In addition, the Trust shall reimburse CSS from the assets of each Fund certain reasonable expenses incurred by CSS on behalf of each Fund individually in connection with the performance of this Agreement. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of Fund counsel or accountants in connection with its services to each Fund; postage; long distance telephone; special forms required by each Fund; any economy class travel which may be required in the performance of its duties to each Fund; and any other extraordinary expenses it may incur in connection with its services to each Fund.

      All fees and reimbursements are payable in arrears on a monthly basis and the Trust, on behalf of the applicable Fund, agrees to pay all fees and reimbursable expenses within five (5) business days following receipt of the respective billing notice.

      Section 4. Trust Reports to CSS. The Trust shall furnish or otherwise make available to CSS such copies of each Fund's prospectus, statement of additional information, financial statements, proxy statements, shareholder reports, each Fund's net asset value per share, declaration, record and payment dates, amounts of any dividends or income, special actions relating to each Fund's securities and other information relating to the Trust's business and affairs as CSS may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement. CSS shall maintain such information as required by regulation and as agreed upon between the Trust and CSS.

      Section 5. Maintenance of Records. CSS shall create and maintain all records required by applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act and the rules thereunder, as they may be amended from time to time, pertaining to the various functions CSS performs under this Agreement and which are not otherwise created or maintained by another party pursuant to contract with the Trust. All such records shall be the property of the Trust and will be preserved, maintained and made available in accordance with Section 31 of the 1940 Act and the rules thereunder, and will be surrendered promptly to the Fund on and in accordance with the Trust's request. The Trust and the Trust's authorized representatives shall have access to CSS's records relating to the services to be performed under this Agreement at all times during CSS's normal business hours. Upon the reasonable request of the Trust, copies of any such records shall be provided promptly by CSS to the Trust or the Trust's authorized representatives.

      Section 6. Reliance on Trust Instructions and Experts. CSS may rely upon the written advice of the Trust and upon statements of the Trust's legal counsel, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

      Section 7. Standard of Care. CSS shall be under no duty to take any action on behalf of a Fund except as necessary to fulfill its duties and obligations as specifically set forth herein or as may be specifically agreed to by CSS in writing. CSS shall at all times act in good faith and agrees to use its best effect within reasonable limits to ensure the accuracy of all services performed under this Agreement, but assumes no responsibility for any loss arising out of any act or omission in carrying out its duties hereunder, except a loss resulting from CSS's, its employees' or its agents' willful misfeasance, bad faith or gross negligence in the performance of CSS's duties under this Agreement, or by reason of reckless disregard of CSS's, its employees' or its agents' obligations and duties hereunder. Notwithstanding the foregoing, the limitation on CSS's liability shall not apply to the extent any loss or damage results from any fraud committed by CSS or any intentionally bad or malicious acts (that is, acts or breaches undertaken purposefully under circumstances in which the person acting knows or has reason to believe that such act or breach violates such person's obligations under this Agreement or can cause danger or harm) of CSS.

      Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) CSS shall not be liable for losses beyond its control, provided that CSS has acted in accordance with the standard of care set forth above; and (ii) CSS shall not be liable for (A) the validity or invalidity or authority or lack thereof of any oral or written instructions provided by the Fund, notice or other instrument which conforms to the applicable requirements of this Agreement, and which CSS reasonably believes to be genuine; or (B) subject to Section 25, delays or errors or loss of data occurring by reason of circumstances beyond CSS's control, including fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

      Section 8. Limitation of Liability Regarding CSS. CSS shall not be liable for any actions taken in good faith reliance upon any authorized written instructions or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons. CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Trust until receipt of notification thereof by the Trust.

      Section 9. Limited Recourse. CSS hereby acknowledges that the Funds' obligations hereunder with respect to the Shares are binding only on the assets and property belonging to the Funds. The obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Funds personally, but shall bind only the property of the Funds. The execution and delivery of this agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Funds' property.

      Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Series and that no Series shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

      Section 10. Indemnification by the Funds. Each Fund shall indemnify CSS and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by CSS that result from: (i) any claim, action, suit or proceeding in connection with CSS's entry into or performance of this Agreement with respect to such Fund; or (ii) any action taken or omission to act committed by CSS in the performance of its obligations hereunder with respect to such Fund; or (iii) any action of CSS upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Fund; or
(iv) any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Trust, or the failure of the Trust to provide or make available any information requested by CSS knowledgeably to perform its functions hereunder; PROVIDED, that CSS shall not be entitled to such indemnification in respect of actions or omissions constituting gross negligence, bad faith or willful misfeasance in the performance of its duties, or by reckless disregard of such duties, on the part of CSS or its employees, agents or contractors.

      Section 11. Indemnification by CSS. CSS shall indemnify each Fund and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Fund which result from: (i) CSS's failure to comply with the terms of this Agreement with respect to such Fund; or (ii) CSS's lack of good faith in performing its obligations hereunder with respect to such Fund; or (iii) CSS's gross negligence or misconduct or that of its employees, agents or contractors in connection herewith with respect to such Fund.

      In order that the indemnification provisions contained in Sections 10 and 11 shall apply, upon the assertion of an indemnification claim, the party seeking the indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The Trust shall have the option to participate with CSS in the defense of such claim or to defend against said claim in its own name or that of CSS. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the indemnifying party's written consent, which consent shall not be unreasonably withheld.

      Section 12. Confidentiality. CSS agrees on behalf of itself and its employees to treat confidentially all records and other information relative to the Trust and its Shareholders received by CSS in connection with this Agreement, including any non-public personal information as defined in Regulation S-P, and that it shall not use or disclose any such information except for the purpose of carrying out the terms of this Agreement; PROVIDED, however, that CSS may disclose such information as required by law or in connection with any requested disclosure to a regulatory authority with appropriate jurisdiction after prior notification to the Trust.

      Upon termination of this Agreement, CSS shall return to the Trust all copies of confidential or non-public personal information received from the Trust hereunder, other than materials or information required to be retained by CSS under applicable laws or regulations. CSS hereby agrees to dispose of any "consumer report information," as such term is defined in Regulation S-P.

      Section 13. Holidays. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Trust and CSS are open. CSS will be open for business on days when the Trust is open for business and/or as otherwise set forth in each Fund's prospectus(es) and Statement(s) of Additional Information.

      Section 14. Termination. This Agreement shall remain in effect with respect to each Fund until terminated.

      This Agreement may be terminated by either party at any time, without the payment of a penalty upon ninety (90) days' written notice to other party. Any termination shall be effective as of the date specified in the notice or upon such later date as may be mutually agreed upon by the parties. Upon notice of termination of this Agreement by either party, CSS shall promptly transfer to the successor administrator the original or copies of all books and records maintained by CSS under this Agreement including, in the case of records maintained on computer systems, copies of such records in machine-readable form, and shall cooperate with, and provide reasonable assistance to, the successor administrator in the establishment of the books and records necessary to carry out the successor administrator's responsibilities. If this Agreement is terminated by the Trust, the Trust shall be responsible for all reasonable out-of-pocket expenses or costs associated with the movement of records and materials to the successor administrator. Additionally, CSS reserves the right to charge for any other reasonable expenses associated with such termination.

      Section 15. Notice. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that oral instructions may be given if authorized by the Board and preceded by a certificate from the Trust's Secretary so attesting. Notices to the Trust shall be directed to 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235,
Attention: Mr. John Pasco, III; and notices to CSS shall be directed to: 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, Attention: Mr. John Pasco, III.

      Section 16. Execution in Counterparts. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 17. Assignment; Third Party Beneficiaries. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; PROVIDED, however, that this Agreement shall not be assignable by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

      Section 18. Services Not Exclusive. The services of CSS to the Trust are not deemed exclusive, and CSS shall be free to render similar services to others, to the extent that such service does not affect CSS's ability to perform its duties and obligations hereunder.

      Section 19. Headings. All Section headings contained in this Agreement are for convenience of reference only, do not form a part of this Agreement and will not affect in any way the meaning or interpretation of this Agreement. Words used herein, regardless of the number and gender specifically used, will be deemed and construed to include any other number, singular or plural, and any other gender, masculine, feminine, or neuter, as the contract requires.

      Section 20. Entire Agreement. This Agreement contains the entire agreement between the parties hereto and supersedes all prior agreements, understandings and arrangements to the subject matter thereof.

      Section 21. Consequential Damages. Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

      Section 22. Amendments. This Agreement may be amended from time to time by a writing executed by the Trust and CSS. The compensation stated in Schedule A attached hereto may be adjusted from time to time by the execution of a new schedule signed by both of the parties.

      Section 23. Waiver. Any term or provision of this Agreement may be waived at any time by the party entitled to the benefit thereof by written instrument executed by such party. No failure of either party hereto to exercise any power or right granted hereunder, or to insist upon strict compliance with any obligation hereunder, and no custom or practice of the parties with regard to the terms of performance hereof, will constitute a waiver of the rights of such party to demand full and exact compliance with the terms of this Agreement.

      Section 24. Severability. If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

      Section 25. Force Majeure. In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, acts of war or terrorism, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes; provided, however, that this provision shall not imply that CSS is excused from maintaining reasonable business continuity plans to address potential service outages.

      Section 26. Survival. The obligations of Sections 3, 5, 6, 7, 8, 9, 10, 11, 12, 17, 20, 21, 23, 24, 25 and 27 shall survive any termination of this Agreement.

      Section 27. Governing Law. This Agreement shall be governed by and construed to be in accordance with the laws of the State of Delaware, without reference to choice of law principles thereof, and in accordance with the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Delaware, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                     WORLD INSURANCE TRUST



                         By: __________________________
                          John Pasco, III
                          Chairman


                     COMMONWEALTH SHAREHOLDER SERVICES, INC.



                         By: __________________________
                          John Pasco, III
                             Chief Executive Officer

                              Amended and Restated
                                   Schedule A
                                     to the
                            Administration Agreement
                                     between
                       World Insurance Trust (the "Trust")
                                       and
             Commonwealth Shareholder Services, Inc. ("CSS")

                          Dated as of October 12, 2006


Compensation to be Paid to CSS:
------------------------------

                              CSI Equity Portfolio

A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid an asset-based administrative fee, computed daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

     Name of Fund             Administrative Services Fee
     ------------             ---------------------------
     CSI Equity Portfolio     0.10% on the first $75 million
                              (with a minimum annual fee of
                              $30,000), 0.07% on assets in
                              excess of $75 million.

                                   Schedule B
                                     to the
                            Administration Agreement
                                     between
                       World Insurance Trust (the "Trust")
                                       and
             Commonwealth Shareholder Services, Inc. ("CSS")

                           Dated as of August 23, 2006

Services to be Provided by CSS:
------------------------------

1. Subject to the direction and control of the Board of Trustees of the Trust (the "Board"), CSS shall manage all aspects of each Fund's operations with respect to each Fund except those that are the specific responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board.

2. Oversee the performance of administrative and professional services rendered to each Fund by others, including its custodian, fund accounting agent, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for each Fund, including:

(a) The preparation and maintenance by each Fund's custodian, transfer agent, dividend disbursing agent and fund accountant in such form, for such periods and in such locations as my be required by applicable law, of all documents and records relating to the operation of each Fund required to be prepared or maintained by the Trust or its agents pursuant to applicable law.

(b) The reconciliation of account information and balances among each Fund's custodian, transfer agent, dividend disbursing agent and fund accountant.

(c)        The transmission of purchase and redemption orders for shares.

(d) The performance of fund accounting, including the accounting services agent's calculation of the net asset value ("NAV") of each Fund's shares.

3. For new series or classes, obtain CUSIP numbers, as necessary, and estimate organizational costs and expenses and monitor against actual disbursements.

4. Assist each Fund's investment adviser in monitoring fund holdings for compliance with prospectus investment restrictions and limitations and assist in preparation of periodic compliance reports, as applicable.

5. Prepare and assist with reports for the Board as may be mutually agreed upon by the parties.

6. Prepare and mail quarterly and annual Code of Ethics forms for: (i) disinterested Board members; and (ii) officers of the Trust, if any, that are also employees of CSS, including a review of returned forms against portfolio holdings and reporting to the Board.

7.         Prepare and mail annual Trustees' and Officers' questionnaires.

8.         Maintain general Board calendars and regulatory filings calendars.

9. As mutually agreed to by the parties, prepare updates to and maintain copies of the Trust's trust instrument and by-laws.

10. Coordinate with insurance providers, including soliciting bids for Trustees & Officers/Errors & Omissions insurance and fidelity bond coverage, coordinate the filing of fidelity bonds with the SEC and make related Board presentations.

11. Prepare selected management reports for performance and compliance analyses agreed upon by the Trust and CSS from time to time.

12. Advise the Trust and the Board on matters concerning each Fund and its affairs.

13.   With the assistance of the counsel to the Trust, the investment adviser, officers of the Trust and other relevant parties, prepare and disseminate materials for meetings of the Board on behalf of each Fund, and any committees thereof, including agendas and selected financial information as agreed upon by the Trust and CSS from time to time; attend and participate in Board meetings to the extent requested by the Board; and prepare minutes of the meetings of the Board for review by Trust's legal counsel, as necessary.

14. Provide assistance to each Fund's independent public accountants in order to determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income and excise tax requirements.

15. Assist each Fund's independent public accountants with the preparation of each Fund's federal, state and local tax returns to be review by each Fund's independent public accountants.

16. Prepare and maintain each Fund's operating expense budget to determine proper expense accruals to be charged to each Fund in order to calculate its daily NAV.

17. In consultation with counsel for the Trust, assist in and oversee the preparation, filing, printing and where applicable, dissemination to shareholders of the following:

(a)        Amendments to each Fund's Registration Statement on Form N-1A.

(b) Periodic reports to each Fund's shareholders and the U.S. Securities and Exchange Commission (the "SEC"), including but not limited to annual reports and semi-annual reports.

(c)        Notices pursuant to Rule 24f-2.

(d)        Proxy materials.

(e)        Reports to the SEC on Form N-SAR, Form N-CSR, Form N-Q and Form N-PX.

18.        Coordinate each Fund's annual or SEC audit by:

(a) Assisting each Fund's independent auditors, or, upon approval of each Fund, any regulatory body in any requested review of each Fund's accounts and records.

(b) Providing appropriate financial schedules (as requested by each Fund's independent public accountants or SEC examiners); and

(c)        Providing office facilities as may be required.

19. Assist the Trust in the handling of routine regulatory examinations and work closely with the Trust's legal counsel in response to any non-routine regulatory matters.

20.   After consultation with counsel for the Trust and the investment adviser, assist the investment adviser to determine the jurisdictions in which shares of each Fund shall be registered or qualified for sale; register, or prepare applicable filings with respect to, the shares with the various state and other securities commissions, provided that all fees for the registration of shares or for qualifying or continuing the qualification of each Fund shall be paid by each Fund.

21. Monitor sales of shares, ensure that the shares of the Trust are validly issued under the laws of the State of Delaware and properly and duly registered with the SEC.

22. Oversee the calculation of performance data for dissemination to information services covering the investment company industry, for sales literature of each Fund and other appropriate purposes.

23. Prepare, or cause to be prepared, expense and financial reports, including Fund budgets, expense reports, pro-forma financial statements, expense and profit/loss projections and fee waiver/expense reimbursement projections on a periodic basis.

24. Authorize the payment of Fund expenses and pay, from Fund assets, all bills of each Fund.

25. Provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies.

26. Assist each Fund in the selection of other service providers, such as independent accountants, law firms and proxy solicitors; and perform such other recordkeeping, reporting and other tasks as may be specified from time to time in the procedures adopted by the Board; PROVIDED that CSS need not begin performing any such task except upon 65 days' notice and pursuant to mutually acceptable compensation agreements.

27. Provide assistance to each Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Trust may from time to time agree.

28. Assist the Trust's Chief Compliance Officer with issues regarding the Trust's compliance program (as approved by the Board in accordance with Rule 38a-1 under the 1940 Act) as reasonably requested.

29. Perform certain compliance procedures for the Trust which will include, among other matters, monitoring compliance with personal trading guidelines by the Trust's Board.

30.   Assist the Trust with its obligations under Section 302 and 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2 under the 1940 Act, including the establishment and maintenance of internal controls and procedures that are reasonably designed to ensure that information prepared or maintained in connection with administration services provided hereunder is properly recorded, processed, summarized, or reported by CSS or its affiliates on behalf of the Trust so that it may be included in financial information certified by the Trust's officers on Form N-CSR and Form N-Q.

31. Prepare and file any claims in connection with class actions involving portfolio securities, handle administrative matters in connection with the litigation or settlement of such claims, and prepare a report to the Board regarding such matters.

32. CSS shall provide such other services and assistance relating to the affairs of each Fund as the Trust may, from time to time, reasonably request pursuant to mutually acceptable compensation agreements.

                                                               EXHIBIT Ex-99.H2A

                               FUND SERVICES, INC.
                     TRANSFER AGENCY AND SERVICES AGREEMENT

      This TRANSFER AGENCY AND SERVICES AGREEMENT is made as of this 23rd day of August, 2006, by and between World Insurance Trust (the "Trust"), a statutory trust duly organized and existing under the laws of the State of Delaware, and Fund Services, Inc. ("FSI"), a corporation duly organized and existing under the laws of the Commonwealth of Virginia.

      WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and may issue its shares of beneficial interest, with no par value, in separate series and classes; and

      WHEREAS, the Trust intends to offer shares in various series (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with Section 19 being herein referred to as a "Fund," and collectively as the "Funds") and the Trust may in the future offer shares of various classes of each Fund (each such class together with all other classes subsequently established by the Fund in a Fund being herein referred to as a "Class," and collectively as the "Classes");

      WHEREAS, the Trust desires that FSI serve as the transfer agent and dividend disbursing agent for each Fund and FSI is willing to provide these services on the terms and conditions set forth in this Agreement;

      NOW THEREFORE, in consideration of the mutual covenants and agreements contained herein, the parties hereto, intending to be legally bound, agree as follows:

      Section 1. Appointment. The Trust hereby appoints FSI to act as, and FSI agrees to act as, (i) transfer agent for the authorized and issued shares of the Trust representing interests in each of the respective Funds and Classes thereof ("Shares"), (ii) dividend disbursing agent and (iii) agent in connection with any accumulation, open-account or similar plans provided to the registered owners of Shares of any of the Funds ("Shareholders") and set out in the currently effective prospectus and statement of additional information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), including, without limitation, any periodic investment plan or periodic withdrawal program and FSI hereby accepts such appointment.

      Section 2. Delivery of Documents and Other Information. In connection therewith, the Trust has delivered to FSI copies of (i) the Trust's Agreement and Declaration of Trust and By-Laws (collectively, as amended from time to time, "Organizational Documents"), (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"), (iii) each Fund's current Prospectus, (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b- 1 under the 1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Fund ("Service Plan"), and (v) all applicable procedures adopted by the Trust with respect to the Funds, and shall promptly furnish FSI with all amendments of or supplements to the foregoing. The Trust shall deliver to FSI a certified copy of the resolution(s) of the Board of Trustees of the Trust (the "Board") appointing FSI and authorizing the execution and delivery of this Agreement.

      Prior to the commencement of FSI's responsibilities under this Agreement, if applicable, the Trust shall deliver or cause to be delivered to FSI (i) an accurate list of Shareholders of the Trust, showing each Shareholder's address of record, number of Shares owned and whether such Shares are represented by outstanding share certificates and (ii) all Shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by FSI under this Agreement (collectively referred to as the "Materials").

      Section 3. Duties. FSI agrees that in accordance with procedures established from time to time by the Trust on behalf of each of the Funds, as applicable, FSI shall perform the services set forth in Schedule A hereto. FSI may subcontract with third parties to perform certain of the services required to be performed by FSI hereunder, provided, however, that FSI shall remain principally responsible to the Trust for the acts and omissions of such other entities.

      Except with respect to FSI's duties as set forth in this Agreement and except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Fund complies with all applicable requirements of the Securities Act, the 1940 Act, the USA PATRIOT Act of 2001 ("USA PATRIOT Act") and any other laws, rules and regulations of governmental authorities with jurisdiction over the Fund.


      Section 4. Compensation and Expenses. The Trust agrees to pay FSI compensation for its services provided pursuant to this Agreement, as set forth in Schedule C hereto, or as shall be set forth in amendments to such schedule approved by the Board of Trustees of the Trust (the "Board") and FSI. Fees will begin to accrue for each Fund on the latter of the date of this Agreement or the date of commencement of operations of the Fund. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Fund shall pay to FSI such compensation as shall be payable prior to the effective date of termination. The Fund acknowledges that FSI may from time to time earn money on amounts in the deposit accounts maintained by FSI to service the Funds (and other clients serviced by FSI).

      In connection with the services provided by FSI pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to reimburse FSI for the expenses set forth in Schedule C hereto. In addition, the Trust, on behalf of the applicable Fund, shall reimburse FSI for all reasonable expenses and employee time (at 150% of salary) attributable to any review of the Trust's accounts and records by the Trust's independent accountants or any regulatory body outside of routine and normal periodic reviews.

      All fees and reimbursements are payable in arrears on a monthly basis and the Trust, on behalf of the applicable Fund, agrees to pay all fees and reimbursable expenses within five (5) business days following receipt of the respective billing notice.

      Section 5. Recordkeeping. FSI shall create and maintain all records required by applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act and the rules thereunder, as they may be amended from time to time, pertaining to the various functions FSI performs under this Agreement and which are not otherwise created or maintained by another party pursuant to contract with the Trust. All such records shall be the property of the Trust and will be preserved, maintained and made available in accordance with Section 31 of the 1940 Act and the rules thereunder, and will be surrendered promptly to the Fund on and in accordance with the Trust's request. The Trust and the Trust's authorized representatives shall have access to FSI's records relating to the services to be performed under this Agreement at all times during FSI's normal business hours. Upon the reasonable request of the Trust, copies of any such records shall be provided promptly by FSI to the Trust or the Trust's authorized representatives.

      In case of any requests or demands for the inspection of the Shareholder records of the Trust, FSI will endeavor to notify the Trust and to secure instructions from an authorized officer of the Trust as to such inspection. FSI shall abide by the Trust's instructions for granting or denying the inspection; provided, however, that FSI may grant the inspection regardless of the Trust's instructions if FSI is advised by counsel to FSI that failure to do so will result in liability to FSI.

      Section 6. Issuance and Transfer of Shares. FSI shall make original issues of Shares of each Fund and Class thereof in accordance with the Fund's Prospectus only upon receipt of (i) instructions requesting the issuance, (ii) a certified copy of a resolution of the Board authorizing the issuance, (iii) necessary funds for the payment of any original issue tax applicable to such Shares, and (iv) an opinion of the Fund's counsel as to the legality and validity of the issuance, which opinion may provide that it is contingent upon the filing by the Fund of an appropriate notice with the SEC, as required by
Section 24 of the 1940 Act or the rules thereunder. If the opinion described in
(iv) above is contingent upon a filing under Section 24 of the 1940 Act, the Fund shall indemnify FSI for any liability arising from the failure of the Fund to comply with that section or the rules thereunder.

      Transfers of Shares of each Fund and Class thereof shall be registered on the Shareholder records maintained by FSI. In registering transfers of Shares, FSI may rely upon the Uniform Commercial Code as in effect in the State of Virginia or any other statutes that, in the opinion of FSI's counsel, protect FSI and the Fund from liability arising from (i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry,
(iii) delaying registration for purposes of such inquiry or (iv) refusing registration whenever an adverse claim requires such refusal. As transfer agent, FSI will be responsible for delivery to the transferor and transferee of such documentation as is required by the Uniform Commercial Code.

      Section 7. Share Certificates. The Trust shall furnish to FSI a supply of blank share certificates of each Fund and Class thereof and, from time to time, will renew such supply upon FSI's request. Blank share certificates shall be signed manually or by facsimile signatures of officers of the Trust authorized to sign by the Organizational Documents of the Trust and, if required by the Organizational Documents, shall bear the Trust's seal or a facsimile thereof. Unless otherwise directed by the Trust, FSI may issue or register share certificates reflecting the manual or facsimile signature of an officer who has died, resigned or been removed by the Trust.

      New share certificates shall be issued by FSI upon surrender of outstanding share certificates in the form deemed by FSI to be properly endorsed for transfer and satisfactory evidence of compliance with all applicable laws relating to the payment or collection of taxes. FSI shall forward share certificates in "non-negotiable" form by first-class or registered mail, or by whatever means FSI deems equally reliable and expeditious. FSI shall not mail share certificates in "negotiable" form unless requested in writing by the Trust and fully indemnified by the Trust to FSI's satisfaction.

      In the event that the Trust informs FSI that any Fund or Class thereof does not issue share certificates, FSI shall not issue any such share certificates and the provisions of this Agreement relating to share certificates shall not be applicable with respect to those Funds or Classes thereof.

      Section 8. Share Purchases. Shares shall be issued in accordance with the terms of the Prospectus after FSI or its agent receives either:

      (i) (A) an instruction directing investment in a Fund or Class, (B) a check (other than a third party check) or a wire or other electronic payment in the amount designated in the instruction and (C) in the case of an initial purchase, a completed account application; or

      (ii) the information required for purchases pursuant to a selected dealer agreement processing organization agreement, or a similar contract with a financial intermediary.

      Section 9. Eligibility to Receive Redemptions. Shares issued in a Fund after receipt of a completed purchase order shall be eligible to receive distributions of the Fund at the time specified in the Prospectus pursuant to which the Shares are offered.

      Shareholder payments shall be considered Federal Funds no later than on the day indicated below unless other times are noted in the Prospectus of the applicable Class or Fund:

      (i) for a wire received, at the time of the receipt of the wire;

      (ii) for a check drawn on a member bank of the Federal Reserve System, on the next Fund business day following receipt of the check; and

      (iii) for a check drawn on an institution that is not a member of the Federal Reserve System, at such time as FSI is credited with Federal Funds with respect to that check.

      Section 10. Representations and Warranties of FSI. FSI represents and warrants to the Trust that:

      (i) It is a corporation duly organized and existing and in good standing under the laws of the Commonwealth of Virginia;

      (ii) It is duly qualified to carry on its business in the Commonwealth of Virginia;

      (iii) It is empowered under applicable laws and by its By-Laws to enter into this Agreement and perform its duties under this Agreement;

      (iv) All requisite corporate proceedings have been taken to authorize it to enter into this Agreement and perform its duties under this Agreement;

      (v) It has access to the necessary facilities, equipment, and personnel to perform its duties and obligations under this Agreement;

      (vi) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of FSI, enforceable against FSI in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties; and

      (vii) It is registered as a transfer agent under Section 17A of the 1934 Act.

      Section 11. Representations and Warranties of the Trust. The Trust represents and warrants to FSI that:

      (i) It is a statutory trust duly organized and existing and in good standing under the laws of the state of Delaware;

      (ii) It is empowered under applicable laws and by its Organizational Documents to enter into this Agreement and perform its duties under this Agreement;

      (iii) All requisite corporate proceedings have been taken to authorize it to enter into this Agreement and perform its duties under this Agreement;

      (iv) It is an open-end management investment company registered under the 1940 Act;

      (v) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties; and

      (vi) A registration statement under the Securities Act is currently effective and will remain effective, and appropriate state securities law filings have been made and will continue to be made, with respect to all Shares of the Funds and any Classes thereof being offered for sale.

      Section 12. Proprietary Information; Confidentiality. The Trust acknowledges that the databases, computer programs, screen formats, report formats, interactive design techniques, and documentation manuals maintained by FSI on databases under the control and ownership of FSI or a third party constitute copyrighted, trade secret, or other proprietary information (collectively, "Proprietary Information") of substantial value to FSI or the third party. The Trust agrees to treat all Proprietary Information as proprietary to FSI and further agrees that it shall not divulge any Proprietary Information to any person or organization except as may be provided under this Agreement.

      FSI agrees on behalf of itself and its employees to treat confidentially all records and other information relative to the Trust and its shareholders received by FSI in connection with this Agreement, including any non-public personal information as defined by Regulation S-P, and that it shall not use or disclose any such information except for the purpose of carrying out the terms of this Agreement; provided, however, that FSI may disclose such information as required by law or in connection with any requested disclosure to a regulatory authority with appropriate jurisdiction after prior notification to, and approval of the Trust.

      Upon termination of this Agreement, each party shall return to the other party all copies of confidential or Proprietary Information received from such other party hereunder, other than materials or information required to be retained by such party under applicable laws or regulations. Each party hereby agrees to dispose of any "consumer report information," as such term is defined in Regulation S-P.

      Section 13. Indemnification. FSI shall not be responsible for, and the Fund shall indemnify and hold FSI harmless from and against, any and all losses, damages, costs, charges, reasonable counsel fees (including the defense of any law suit in which the Transfer Agent or affiliate is a named party), payments, expenses and liability arising out of or attributable to:

      (a) All actions of FSI or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without gross negligence, reckless disregard or willful misconduct;

      (b) The lack of good faith, gross negligence or willful misconduct of the Trust;

      (c) The reliance upon, and any subsequent use of or action taken or omitted, by FSI, or its agents or subcontractors on: (i) the Materials or any other information, records, documents, data, stock certificates or services, which are received by FSI or its agents or subcontractors by machine readable input, facsimile, CRT data entry, electronic instructions or other similar means authorized by the Fund, and which have been prepared, maintained or performed by the Trust or any other person or firm on behalf of the Trust; (ii) any instructions or requests of the Trust or any of its officers; (iii) any instructions or opinions of legal counsel with respect to any matter arising in connection with the services to be performed by FSI under this Agreement which are provided to FSI after consultation with such legal counsel; or (iv) any paper or document, reasonably believed to be genuine, authentic, or signed by the proper person or persons;

      (d) The offer or sale of Shares in violation of federal or state securities laws or regulations requiring that such Shares be registered or in violation of any stop order or other determination or ruling by any federal or any state agency with respect to the offer or sale of such Shares;

      (e) The processing of any checks or wires, including without limitation for deposit into the Trust's demand deposit account maintained by FSI; or

      (h) The breach of any representation or warranty set forth in Section 11 above.

      The Trust shall not be responsible for, and FSI shall indemnify and hold the Fund, its Board, officers, employees and agents, harmless from and against any losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising directly out of or attributable to any action or failure of FSI to act as a result of FSI's lack of good faith, gross negligence or willful misconduct in the performance of its services hereunder or the breach of any representation or warranty set forth in Section 10 above.

      In order that the indemnification provisions contained in this Section 13 shall apply, upon the assertion of an indemnification claim, the party seeking the indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The Trust shall have the option to participate with FSI in the defense of such claim or to defend against said claim in its own name or that of FSI. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the indemnifying party's written consent, which consent shall not be unreasonably withheld.

      Section 14.  Standard of Care/Limitation of Liability.
                   ----------------------------------------

      (a) FSI shall be under no duty to take any action on behalf of the Trust except as necessary to fulfill its duties and obligations as specifically set forth herein or as may be specifically agreed to by FSI in writing. FSI shall at all times act in good faith and agrees to use its best effect within reasonable limits to ensure the accuracy of all services performed under this Agreement, but assumes no responsibility for any loss arising out of any act or omission in carrying out its duties hereunder, except a loss resulting from FSI's, its employees' or its agents' willful misfeasance, bad faith or gross negligence in the performance of FSI's duties under this Agreement, or by reason of reckless disregard of FSI's, its employees' or its agents' obligations and duties hereunder. Notwithstanding the foregoing, the limitation on FSI's liability shall not apply to the extent any loss or damage results from any fraud committed by FSI or any intentionally bad or malicious acts (that is, acts or breaches undertaken purposefully under circumstances in which the person acting knows or has reason to believe that such act or breach violates such person's obligations under this Agreement or can cause danger or harm) of FSI.

      (b) Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) FSI shall not be liable for losses beyond its control, provided that FSI has acted in accordance with the standard of care set forth above; and (ii) FSI shall not be liable for (A) the validity or invalidity or authority or lack thereof of any oral or written instructions provided by the Trust, notice or other instrument which conforms to the applicable requirements of this Agreement, and which FSI reasonably believes to be genuine; or (B) subject to Section 21, delays or errors or loss of data occurring by reason of circumstances beyond FSI's control, including fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

      (c) With respect to a Fund that does not value its assets in accordance with Rule 2a-7 under the 1940 Act (a money market fund), notwithstanding anything to the contrary in this Agreement, FSI shall not be liable to the Trust or any shareholder of the Trust for (i) any loss to the Trust if a NAV Difference for which FSI would otherwise be liable under this Agreement is less than $0.01 per Fund share or (ii) any loss to a shareholder of the Trust if the NAV Difference for which FSI would otherwise be liable under this Agreement is less than or equal to 0.005 (1/2 of 1%) or if the loss in the shareholder's account with the Trust is less than or equal to $10. Any loss for which FSI is determined to be liable hereunder shall be reduced by the amount of gain which inures to shareholders, whether to be collected by the Trust or not.

      For purposes of this Agreement: (i) the NAV Difference shall mean the difference between the NAV at which a shareholder purchase or redemption should have been effected ("Recalculated NAV") and the NAV at which the purchase or redemption is effected; (ii) NAV Differences and any FSI or other responsible party liability therefrom are to be calculated each time a Fund's (or class's) NAV is calculated; (iii) in calculating any NAV Difference for which FSI would otherwise be liable under this Agreement for a particular NAV error, Fund losses and gains shall be netted; and (iv) in calculating any NAV Difference for which FSI would otherwise be liable under this Agreement for a particular NAV error that continues for a period covering more than one NAV determination, Fund losses and gains for the fund's fiscal year shall be netted.

      Section 15. Effectiveness. This Agreement shall become effective with respect to each Fund or Class on the earlier of the date on which the Fund's Registration Statement relating to the Shares of the Fund or Class becomes effective or the date of the commencement of operations of the Fund or Class. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Funds.

      Section 16. Holidays. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require FSI, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which FSI is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Trust and FSI are open. FSI will be open for business on days when the Trust is open for business and/or as otherwise set forth in each Fund's prospectus(es) and Statement(s) of Additional Information.

      Section 17. Termination. This Agreement shall continue in effect with respect to each Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Fund who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Fund).

     This Agreement may be terminated by either party at any time, without the payment of a penalty upon sixty (60) days' written notice to other party. Any termination shall be effective as of the date specified in the notice or upon such later date as may be mutually agreed upon by the parties. Upon notice of termination of this Agreement by either party, FSI shall promptly transfer to the successor transfer agent the original or copies of all books and records maintained by FSI under this Agreement including, in the case of records maintained on computer systems, copies of such records in machine-readable form, and shall cooperate with, and provide reasonable assistance to, the successor transfer agent in the establishment of the books and records necessary to carry out the successor transfer agent's responsibilities. If this Agreement is terminated by the Trust, the Trust shall be responsible for all out-of-pocket expenses or costs associated with the movement of records and materials to the successor transfer agent and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities. Additionally, FSI reserves the right to charge for any other reasonable expenses associated with such termination.

      Section 18. Survival. The obligations of Sections 4, 5, 10, 11, 12, 13, 14, 20, 21, 22, 24, 26, 27, 29 and 32 shall survive any termination of this Agreement.


Section 19. Additional Funds and Classes. In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series or classes, as the case may be, shall become Funds and Classes under this Agreement. FSI or the Trust may elect not to make any such series or classes subject to this Agreement.


      Section 20. Assignment; Third Party Beneficiaries. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns. For the avoidance of doubt, a transaction involving a merger or sale of substantially all of the assets of a Fund shall not require the written consent of FSI.

      Section 21. Force Majeure. In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, acts of war or terrorism, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes; provided, however, that this provision shall not imply that FSI is excused from maintaining reasonable business continuity plans to address potential service outages.

      Section 22. Limited Recourse. FSI hereby acknowledges that the Funds' obligations hereunder with respect to the Shares are binding only on the assets and property belonging to the Funds. The obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Funds personally, but shall bind only the property of the Funds. The execution and delivery of this agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Funds' property.

      Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

      Section 23. Taxes. FSI shall not be liable for any taxes, assessments or governmental charges that may be levied or assessed on any basis whatsoever in connection with the Trust or any Shareholder or any purchase of Shares, excluding taxes assessed against FSI for compensation received by it under this Agreement.

        Section 24. Consequential Damages. Notwithstanding anything in this Agreement to the contrary, neither party shall be liable to the other party for consequential, special or indirect losses or damages under any provision of this Agreement, whether or not the likelihood of such losses or damages was known by either party.


      Section 25.  Amendments.  This Agreement may be amended from time to
                   ----------
time by a writing executed by the Trust and FSI.

      Section 26. Governing Law. This Agreement shall be governed by and construed to be in accordance with the laws of the State of Delaware, without reference to choice of law principles thereof, and in accordance with the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Delaware, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

      Section 27. Entire Agreement. This Agreement constitutes the entire agreement between the parties hereto and supersedes all prior agreements, understandings and arrangements with respect to the subject matter hereof.

      Section 28. Execution in Counterparts. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 29. Severability. If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

      Section 30. Services Not Exclusive. The services of FSI to the Trust are not deemed exclusive, and FSI shall be free to render similar services to others, to the extent that such service does not affect FSI's ability to perform its duties and obligations hereunder.

      Section 31. Headings. All Section headings contained in this Agreement are for convenience of reference only, do not form a part of this Agreement and will not affect in any way the meaning or interpretation of this Agreement. Words used herein, regardless of the number and gender specifically used, will be deemed and construed to include any other number, singular or plural, and any other gender, masculine, feminine, or neuter, as the contract requires.

      Section 32. Waiver. Any term or provision of this Agreement may be waived at any time by the party entitled to the benefit thereof by written instrument executed by such party. No failure of either party hereto to exercise any power or right granted hereunder, or to insist upon strict compliance with any obligation hereunder, and no custom or practice of the parties with regard to the terms of performance hereof, will constitute a waiver of the rights of such party to demand full and exact compliance with the terms of this Agreement.

      Section 33. Notice. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address. Notices to the Trust shall be directed to 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235,
Attention: Mr. John Pasco, III; and notices to FSI shall be directed to: 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, Attention: Mr. John Pasco, III.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                                          WORLD INSURANCE TRUST



                                          By: __________________________
                                               John Pasco, III
                                               Chairman



                                          FUND SERVICES, INC.



                                          By: __________________________
                                               John Pasco, III
                                               President

                                   Schedule A
                                     to the
                  Transfer Agency and Services Agreement
                                     between
                 World Insurance Trust (the "Trust") and
                           Fund Services, Inc. ("FSI")

                           Dated as of August 23, 2006


Services to be Provided by FSI:
------------------------------

   (a) FSI agrees that in accordance with procedures established from time to time by agreement between the Trust on behalf of each of the Funds, as applicable, and FSI, FSI will perform the following services:


      (i) provide the services of a transfer agent, dividend disbursing agent and, as relevant, agent in connection with accumulation, open-account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program) that are customary for open-end management investment companies including: (A) maintaining all Shareholder accounts,
      (B) preparing Shareholder meeting lists, (C) mailing proxies and related materials to Shareholders, (D) mailing Shareholder reports and prospectuses to current Shareholders, (E) withholding taxes on U.S. resident and non-resident alien accounts, (F) preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required by federal authorities with respect to distributions for Shareholders, (G) preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, (H) preparing and mailing activity statements for Shareholders, and (I) providing Shareholder account information;

      (ii) receive for acceptance orders for the purchase of Shares and promptly deliver payment and appropriate documentation therefore to the custodian of the applicable Fund (the "Custodian") or, in the case of Funds operating in a master-feeder or fund of funds structure, to the transfer agent or interestholder recordkeeper for the master portfolios in which the Fund invests;

      (iii) pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

      (iv) receive for acceptance redemption requests and deliver the appropriate documentation therefore to the Custodian or, in the case of Funds operating in a masterfeeder structure, to the transfer agent or interestholder recordkeeper for the master fund in which the Fund invests;

      (v) as and when it receives monies paid to it by the Custodian with respect to any redemption, pay the redemption proceeds as required by the Prospectus pursuant to which the redeemed Shares were offered and as instructed by the redeeming Shareholders;

       (vi) effect transfers of Shares upon receipt of appropriate instructions from Shareholders;

      (vii) prepare and transmit to Shareholders (or credit the appropriate Shareholder accounts) payments for all distributions declared by the Fund with respect to Shares;

      (viii) issue share certificates and replacement share certificates for those share certificates alleged to have been lost, stolen, or destroyed upon receipt by FSI of indemnification satisfactory to FSI and protecting FSI and the Fund and, at the option of FSI, issue replacement certificates in place of mutilated share certificates upon presentation thereof without requiring indemnification;

      (ix) receive from Shareholders or debit Shareholder accounts for sales commissions, including contingent deferred, deferred and other sales charges, and service fees (i.e., wire redemption charges) and prepare and transmit payments, as appropriate, to the underwriter for commissions and service fees received;

      (x) track shareholder accounts by financial intermediary source and otherwise as reasonably requested by the Fund and provide periodic reporting to the Fund or its administrator or other agent;

      (xi) maintain records of account for and provide reports and statements to the Trust and Shareholders as to the foregoing;

      (xii) record the issuance of Shares of each Fund and maintain pursuant to Rule 17Ad-10(e) under the Securities Exchange Act of 1934, as amended ("1934 Act") a record of the total number of Shares of the Trust, each Fund and each Class thereof, that are authorized, based upon data provided to it by the Trust, and are issued and outstanding and provide the Trust on a regular basis a report of the total number of Shares that are authorized and the total number of Shares that are issued and outstanding;

      (xiii) provide a system that will enable the Trust to calculate the total number of Shares of each Fund and Class thereof sold in each State;

      (xiv) provide necessary information to the Trust to enable the Trust to monitor and make appropriate filings with respect to the escheatment laws of the various states and territories of the United States;

      (xv) oversee the activities of proxy solicitation firms, if requested by the Trust;

      (xvi)monitor transactions in each Fund for market timing activity in accordance with the Trust's policies and procedures, which may be amended from time to time; and

      (xvii) account for and administer all shareholder account fees as provided in each Fund's Prospectus.

      (b) FSI shall receive and tabulate proxy votes, coordinate the tabulation of proxy and shareholder meeting votes and perform such other additional services as may be specified from time to time by the Fund, all pursuant to mutually acceptable compensation and implementation agreements.

       (c) The Trust or its administrator or other agent (i) shall identify to FSI in writing those transactions and assets to be treated as exempt from reporting for each state and territory of the United States and for each foreign jurisdiction (collectively "States") and (ii) shall monitor the sales activity with respect to Shareholders domiciled or resident in each State. The responsibility of FSI for the Trust's state registration status is solely limited to the reporting of transactions to the Trust, and FSI shall have no obligation, when recording the issuance of Shares, to monitor the issuance of such Shares or to take cognizance of any laws relating to the issue or sale of such Shares, which functions shall be the sole responsibility of the Trust or its administrator or other agent.

      (d) FSI shall establish and maintain facilities and procedures reasonably acceptable to the Trust for the safekeeping, control, preparation and use of share certificates, check forms, and facsimile signature imprinting devices. FSI shall establish and maintain facilities and procedures reasonably acceptable to the Trust for safekeeping of all records maintained by FSI pursuant to this Agreement.

      (e) FSI shall cooperate with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

      (f) Anti-Money Laundering ("AML") Delegation. The Trust has elected to delegate to FSI certain AML duties under this Agreement and the parties have agreed to such duties and terms as stated in the attached schedule (Schedule B entitled "AML Delegation"), which may be changed from time to time subject to mutual written agreement between the parties. FSI has adopted the necessary policies and procedures, which are reasonably designed to carryout the AML Delegation, and will provide a copy of such policies and procedures to the Trust prior to the commencement of this Agreement and will promptly provide the Trust with any material amendments thereto. FSI will strictly adhere to its anti-money laundering procedures and controls.

                                   Schedule B
                                     to the
                  Transfer Agency and Services Agreement
                                     between
                 World Insurance Trust (the "Trust") and
                           Fund Services, Inc. ("FSI")

                           Dated as of August 23, 2006


                                 AML DELEGATION

1.    Delegation.

1.1 Subject to the terms and conditions set forth in this Agreement, the Trust hereby delegates to FSI those aspects of the Trust's Anti-Money Laundering Program (the "AML Program") that are set forth in Section 4 below (the "Delegated Duties"). The Delegated Duties set forth in Section 4 may be amended, from time to time, by mutual agreement of the Trust and FSI upon the execution by such parties of a revised Schedule B bearing a later date than the date hereof.

  1.2 FSI agrees to perform such Delegated Duties, with respect to the Fund shareholders for which FSI maintains the applicable shareholder information, subject to and in accordance with the terms and conditions of this Agreement.

2.    Consent to  Examination.  In connection  with the performance by FSI
      ------------------------
      of the Delegated Duties, FSI understands and acknowledges that the Fund remains responsible for assuring compliance with the USA PATRIOT Act of 2001 ("USA PATRIOT Act") and the laws implementing the USA PATRIOT Act and that the records FSI maintains for the
      Fund relating to the AML Program may be subject, from time to time, to examination and/or inspection by federal regulators in order that the regulators may evaluate such compliance. FSI hereby consents to such examination and/or inspection and agrees to cooperate with such federal regulators in connection with their review. For purposes of such examination and/or inspection, FSI will use its best efforts to make available, during normal business hours and on reasonable notice, all required records and information for review by such regulators.

3.    Limitation  on  Delegation.  The Fund  acknowledges  and agrees that
      ---------------------------
      in accepting the delegation hereunder, FSI is agreeing to perform only the Delegated Duties, as may be amended from time to time, and is not undertaking and shall not be responsible for any other aspect of the AML Program or for the overall compliance by the Fund with the USA PATRIOT Act or for any other matters that have not been delegated hereunder. Additionally, the parties acknowledge and agree that FSI shall only be responsible for performing the Delegated Duties with respect to the accounts for which FSI maintains the applicable shareholder information.

4.    Delegated Duties.

4.1 Consistent with the services provided by FSI and with respect to the applicable shareholder information maintained by FSI, FSI shall:

      (a) Submit all new account and registration maintenance transactions through the Office of Foreign Assets Control ("OFAC") database and such other lists or databases of trade restricted individuals or entities as may be required from time to time by applicable regulatory authorities;


      (b) Submit special payee checks through OFAC database;

      (c) Review redemption transactions that occur within thirty (30) days of account establishment or maintenance;

      (d) Review wires sent pursuant to instructions other than those already on file with FSI;

(e) Review accounts with small balances followed by large purchases;

      (f) Review accounts with frequent activity within a specified date range followed by a large redemption;

      (g) On a daily basis, review purchase and redemption activity per tax identification number ("TIN") within each Fund to determine if activity for that TIN exceeded the $100,000 threshold on any given day;

      (h) Compare all new accounts and registration maintenance through the Known Offenders database and notify the Trust of any match.

      (i) Monitor and track cash equivalents under $10,000 for a rolling twelve-month period and file any required reports with the IRS and issue the Shareholder notices required by the IRS;

      (j) Determine when a suspicious activity report ("SAR") should be filed as required by regulations applicable to mutual funds and prepare and file the SAR. Provide the Trust with a copy of the SAR within a reasonable time after filing; notify the Trust if any further communication is received from U.S. Department of the Treasury or other law enforcement agencies regarding the SAR;

      (k) Compare account information to any FinCEN request received by the Trust and provided to FSI pursuant to USA PATRIOT Act Sec. 314(a). Provide the Trust with documents/information necessary to respond to requests under USA PATRIOT Act Sec. 314(a) within required time frames;

      (l) (i) Verify the identity of any person seeking to open an account with each Fund, (ii) maintain records of the information used to verify the person's identity in accordance with applicable regulations, (iii) determine whether the person appears on any lists of known or suspected terrorists or terrorist organizations provided to the Trust by any government agency, and (iv) perform enhanced due diligence with respect to any investor that FSI has reason to believe presents high risk factors with regard to money laundering or terrorist financing, prior to accepting an investment from such investor; and

      (m) (i) Monitor for any suspected money laundering activity with respect to correspondent accounts for foreign financial institutions and private banking accounts and report any such conduct required by applicable regulations, and (ii) conduct due diligence on private banking accounts in the event that one or more Funds changes its line of business in a manner that would involve the establishment or maintenance of such accounts.

4.2 In the event that FSI detects activity as a result of the foregoing procedures, FSI shall timely file any required reports, promptly notify appropriate government agencies and also immediately notify the Fund, unless prohibited by applicable law.

4.3 Recordkeeping. FSI shall keep all records relating to the Delegated Duties for an appropriate period of time and, at a minimum, the period of time required by applicable law or regulation. FSI will provide the Trust with access to such records upon reasonable request.

4.4   AML Reporting to the Fund

(a)   On a  quarterly  basis,  FSI  shall  provide a report to the Fund on its performance of the AML Delegated Duties, among other compliance items, which report shall include information regarding the number of: (i) potential incidents involving cash and cash equivalents or unusual or suspicious activity,
         (ii) any required reports or forms that have been filed on behalf of the Fund, (iii) outstanding customer verification items, (iv) potential and confirmed matches against the known offender and OFAC databases and (v) potential and confirmed matches in connection with FinCen requests. Notwithstanding anything in this Section 4.3(a) to the contrary, FSI reserves the right to amend and update the form of its AML reporting from time to time to comply with new or amended requirements of applicable law.

(b) At least annually, FSI will arrange for independent testing (an audit) of the AML services it provides to its clients on an organization-wide basis by a qualified independent auditing firm. FSI will provide the AML compliance officer of the Fund with the results of the audit and testing, including any material deficiencies or weaknesses identified and any remedial steps that will be taken or have been taken by FSI to address such material deficiencies or weaknesses.

(c) On an annual basis, FSI will provide the Fund with a written certification that, among other things, it has implemented its AML Program and has performed the Delegated Duties.

                              Amended and Restated
                                   Schedule C
                                     to the
                  Transfer Agency and Services Agreement
                                     between
                 World Insurance Trust (the "Trust") and
                           Fund Services, Inc. ("FSI")

                          Dated as of October 12, 2006

                                  FEE SCHEDULE

                              CSI Equity Portfolio

For Transfer Agency Services, Fund Services Inc. (FSI) shall be paid a fee of $6,000 per annum, paid monthly.

Internet access for shareholder account look-up and broker account access, as well as VRU (Voice Response Unit) access will be available to those portfolios wishing to provide the service to their shareholders and/or brokers for an annual fee of $9,000 per fund.

Out-of-pocket expenses will be passed through as incurred, with no mark-up or set-off. Out-of-pocket expenses include, but are not limited to:

      Postage                             Forms
      Telephone (Long Distance/800 Service)         Mailing          House
Expenses
      Telephone (Dedicated circuits)           Proxy Solicitation
      Express Charges                     Storage Fees
      Fund/SERV & Networking Fees              Bank  Account   Maintenance
Fees
      FedWire/ACH/Swift Fees                   Custom Programming Costs
      Special Reports                     Conversion/Deconversion Costs*
      Special Training requested by Fund            SAS 70 Reporting
      Annual AML Review                        22c-2 Compliance

Labor costs associated with items covered under out-of-pocket provisions will be based on the following schedule:

      Principal/Officer                   $250.00/hr
      Manager/Supervisor                  175.00/hr
      Programmer/Technical          $150.00/hr
      Administrative                      50.00 - $75.00/hr

*Conversion costs will be based on vendor per-account charges plus labor, billed at the rates noted above.

                                                               EXHIBIT Ex-99.H3A

                          ACCOUNTING SERVICES AGREEMENT

      This ACCOUNTING SERVICES AGREEMENT is made as of this 23rd day of August, 2006 (the "Agreement") between World Insurance Trust (the "Trust"), a statutory trust duly organized and existing under the laws of the State of Delaware, and Commonwealth Fund Accounting, Inc. ("CFA"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                                WITNESSETH THAT:

      WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of one or more series portfolios (the "Funds"), each of which may consist of one or more classes of shares of beneficial interest;

      WHEREAS, the Trust desires to appoint CFA as its Accounting Services Agent to maintain and keep current the books, accounts, records, journals or other records of original entry relating to the business of the Trust as set forth in Schedule B of this Agreement (the "Accounts and Records") and to perform certain other functions in connection with such Accounts and Records; and

      WHEREAS, CFA is willing to perform such functions upon the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

      Section 1. Appointment. The Trust hereby appoints CFA as its Accounting Services Agent on behalf of the Trust, and CFA hereby accepts such appointment, to furnish the Funds listed on Schedule A, as such schedule may be amended from time to time, with accounting services as set forth in this Agreement.

      Section 2. Duties. CFA shall perform or supervise the performance of others of the services set forth in Schedule B hereto. CFA shall provide the Trust with all necessary office space, equipment, personnel, facilities and compensation for providing such services. CFA may sub-contract with third parties to perform certain of the services to be performed by CFA hereunder; PROVIDED, however, that CFA shall remain principally responsible to the Trust for the acts and omissions of such other entities.

      Except with respect to CFA's duties as set forth in this Agreement, and except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that each Fund complies with all applicable requirements of the Securities Act of 1933, the 1940 Act and any other laws, rules and regulations, or interpretations thereof, of governmental authorities with jurisdiction over each Fund.

      Section 3. Compensation and Expenses. The Trust agrees to pay CFA compensation for its services as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Board of Trustees of the Trust (the "Board") and CFA. Fees will begin to accrue for each Fund on the latter of the date of this Agreement or the date of commencement of operations of the Fund. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Fund shall pay to CFA such compensation as shall be payable prior to the effective date of termination.

      In addition, the Trust shall reimburse CFA from the assets of each Fund certain reasonable expenses incurred by CFA on behalf of each Fund individually in connection with the performance of this Agreement. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of Fund counsel or accountants in connection with its services to each Fund; postage; long distance telephone; special forms required by each Fund; any economy class travel which may be required in the performance of its duties to each Fund; and any other extraordinary expenses it may incur in connection with its services to each Fund.

      All fees and reimbursements are payable in arrears on a monthly basis and the Trust, on behalf of the applicable Fund, agrees to pay all fees and reimbursable expenses within five (5) business days following receipt of the respective billing notice.

      Section 4. Trust Reports to CFA. The Trust shall furnish or otherwise make available to CFA such copies of each Fund's prospectus, statement of additional information, financial statements, proxy statements, shareholder reports, each Fund's net asset value per share, declaration, record and payment dates, amounts of any dividends or income, special actions relating to each Fund's securities and other information relating to the Trust's business and affairs as CFA may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement. CFA shall maintain such information as required by regulation and as agreed upon between the Trust and CFA. The Trust will complete all necessary prospectus and compliance reports, as well as monitoring the various limitations and restrictions.

      Section 5. Maintenance of Records. CFA shall create and maintain all records required by applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act and the rules thereunder, as they may be amended from time to time, pertaining to the various functions CFA performs under this Agreement and which are not otherwise created or maintained by another party pursuant to contract with the Trust. All such records shall be the property of the Trust and will be preserved, maintained and made available in accordance with Section 31 of the 1940 Act and the rules thereunder, and will be surrendered promptly to the Fund on and in accordance with the Trust's request. The Trust and the Trust's authorized representatives shall have access to CFA's records relating to the services to be performed under this Agreement at all times during CFA's normal business hours. Upon the reasonable request of the Trust, copies of any such records shall be provided promptly by CFA to the Trust or the Trust's authorized representatives.

      Section 6. Reliance on Trust Instructions and Experts. CFA may rely upon the written advice of the Trust and upon statements of the Trust's legal counsel, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CFA shall not be liable for any actions taken in good faith upon such statements.

      Section 7. Standard of Care. CFA shall be under no duty to take any action on behalf of a Fund except as necessary to fulfill its duties and obligations as specifically set forth herein or as may be specifically agreed to by CFA in writing. CFA shall at all times act in good faith and agrees to use its best effect within reasonable limits to ensure the accuracy of all services performed under this Agreement, but assumes no responsibility for any loss arising out of any act or omission in carrying out its duties hereunder, except a loss resulting from CFA's, its employees' or its agents' willful misfeasance, bad faith or gross negligence in the performance of CFA's duties under this Agreement, or by reason of reckless disregard of CFA's, its employees' or its agents' obligations and duties hereunder. Notwithstanding the foregoing, the limitation on CFA's liability shall not apply to the extent any loss or damage results from any fraud committed by CFA or any intentionally bad or malicious acts (that is, acts or breaches undertaken purposefully under circumstances in which the person acting knows or has reason to believe that such act or breach violates such person's obligations under this Agreement or can cause danger or harm) of CFA.

      Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) CFA shall not be liable for losses beyond its control, provided that CFA has acted in accordance with the standard of care set forth above; and (ii) CFA shall not be liable for (A) the validity or invalidity or authority or lack thereof of any oral or written instructions provided by the Fund, notice or other instrument which conforms to the applicable requirements of this Agreement, and which CFA reasonably believes to be genuine; or (B) subject to Section 25, delays or errors or loss of data occurring by reason of circumstances beyond CFA's control, including fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

      Section 8. Limitation of Liability Regarding CFA. CFA shall not be liable for any actions taken in good faith reliance upon any authorized written instructions or any other document reasonably believed by CFA to be genuine and to have been executed or signed by the proper person or persons. CFA shall not be held to have notice of any change of authority of any officer, employee or agent of the Trust until receipt of notification thereof by the Trust.

      CFA shall not be liable for the errors of other service providers of the Trust, including the errors of pricing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by CFA) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

      With respect to a Fund that does not value its assets in accordance with Rule 2a-7 under the 1940 Act (a money market fund), notwithstanding anything to the contrary in this Agreement, CFA shall not be liable to the Trust or any shareholder of the Trust for (i) any loss to the Trust if a NAV Difference for which CFA would otherwise be liable under this Agreement is less than $0.01 per Fund share or (ii) any loss to a shareholder of the Trust if the NAV Difference for which CFA would otherwise be liable under this Agreement is less than or equal to 0.005 (1/2 of 1%) or if the loss in the shareholder's account with the Trust is less than or equal to $10. Any loss for which CFA is determined to be liable hereunder shall be reduced by the amount of gain which inures to shareholders, whether to be collected by the Trust or not.

      For purposes of this Agreement: (i) the NAV Difference shall mean the difference between the NAV at which a shareholder purchase or redemption should have been effected ("Recalculated NAV") and the NAV at which the purchase or redemption is effected; (ii) NAV Differences and any CFA or other responsible party liability therefrom are to be calculated each time a Fund's (or class's) NAV is calculated; (iii) in calculating any NAV Difference for which CFA would otherwise be liable under this Agreement for a particular NAV error, Fund losses and gains shall be netted; and (iv) in calculating any NAV Difference for which CFA would otherwise be liable under this Agreement for a particular NAV error that continues for a period covering more than one NAV determination, Fund losses and gains for the fund's fiscal year shall be netted.

      Section 9. Limited Recourse. CFA hereby acknowledges that the Funds' obligations hereunder with respect to the Shares are binding only on the assets and property belonging to the Funds. The obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Funds personally, but shall bind only the property of the Funds. The execution and delivery of this agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Funds' property.

      Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Series and that no Series shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

      Section 10. Indemnification by the Funds. Each Fund shall indemnify CFA and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by CFA that result from: (i) any claim, action, suit or proceeding in connection with CFA's entry into or performance of this Agreement with respect to such Fund; or (ii) any action taken or omission to act committed by CFA in the performance of its obligations hereunder with respect to such Fund; or (iii) any action of CFA upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Fund; or
(iv) any error, omission, inaccuracy or other deficiency of any information provided to CFA by the Trust, or the failure of the Trust to provide or make available any information requested by CFA knowledgeably to perform its functions hereunder; PROVIDED, that CFA shall not be entitled to such indemnification in respect of actions or omissions constituting gross negligence, bad faith or willful misfeasance in the performance of its duties, or by reckless disregard of such duties, on the part of CFA or its employees, agents or contractors.

      Section 11. Indemnification by CFA. CFA shall indemnify each Fund and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Fund which result from: (i) CFA's failure to comply with the terms of this Agreement with respect to such Fund; or (ii) CFA's lack of good faith in performing its obligations hereunder with respect to such Fund; or (iii) CFA's gross negligence or misconduct or that of its employees, agents or contractors in connection herewith with respect to such Fund.

      In order that the indemnification provisions contained in Sections 10 and 11 shall apply, upon the assertion of an indemnification claim, the party seeking the indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The Trust shall have the option to participate with CFA in the defense of such claim or to defend against said claim in its own name or that of CFA. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the indemnifying party's written consent, which consent shall not be unreasonably withheld.

      Section 12. Confidentiality. CFA agrees on behalf of itself and its employees to treat confidentially all records and other information relative to the Trust and its Shareholders received by CFA in connection with this Agreement, including any non-public personal information as defined in Regulation S-P, and that it shall not use or disclose any such information except for the purpose of carrying out the terms of this Agreement; PROVIDED, however, that CFA may disclose such information as required by law or in connection with any requested disclosure to a regulatory authority with appropriate jurisdiction after prior notification to the Trust.

      Upon termination of this Agreement, CFA shall return to the Trust all copies of confidential or non-public personal information received from the Trust hereunder, other than materials or information required to be retained by CFA under applicable laws or regulations. CFA hereby agrees to dispose of any "consumer report information," as such term is defined in Regulation S-P.

      Section 13. Holidays. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CFA, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CFA is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Trust and CFA are open. CFA will be open for business on days when the Trust is open for business and/or as otherwise set forth in each Fund's prospectus(es) and Statement(s) of Additional Information.

      Section 14. Termination. This Agreement shall remain in effect with respect to each Fund until terminated.

      This Agreement may be terminated by either party at any time, without the payment of a penalty upon ninety (90) days' written notice to other party. Any termination shall be effective as of the date specified in the notice or upon such later date as may be mutually agreed upon by the parties. Upon notice of termination of this Agreement by either party, CFA shall promptly transfer to the successor administrator the original or copies of all books and records maintained by CFA under this Agreement including, in the case of records maintained on computer systems, copies of such records in machine-readable form, and shall cooperate with, and provide reasonable assistance to, the successor administrator in the establishment of the books and records necessary to carry out the successor administrator's responsibilities. If this Agreement is terminated by the Trust, the Trust shall be responsible for all reasonable out-of-pocket expenses or costs associated with the movement of records and materials to the successor administrator. Additionally, CFA reserves the right to charge for any other reasonable expenses associated with such termination.

      Section 15. Notice. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that oral instructions may be given if authorized by the Board and preceded by a certificate from the Trust's Secretary so attesting. Notices to the Trust shall be directed to 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235,
Attention: Mr. John Pasco, III; and notices to CFA shall be directed to: 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, Attention: Mr. John Pasco, III.

      Section 16. Execution in Counterparts. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 17. Assignment; Third Party Beneficiaries. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; PROVIDED, however, that this Agreement shall not be assignable by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

      Section 18. Services Not Exclusive. The services of CFA to the Trust are not deemed exclusive, and CFA shall be free to render similar services to others, to the extent that such service does not affect CFA's ability to perform its duties and obligations hereunder.

      Section 19. Headings. All Section headings contained in this Agreement are for convenience of reference only, do not form a part of this Agreement and will not affect in any way the meaning or interpretation of this Agreement. Words used herein, regardless of the number and gender specifically used, will be deemed and construed to include any other number, singular or plural, and any other gender, masculine, feminine, or neuter, as the contract requires.

      Section 20. Entire Agreement. This Agreement contains the entire agreement between the parties hereto and supersedes all prior agreements, understandings and arrangements to the subject matter thereof.

      Section 21. Consequential Damages. Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

      Section 22. Amendments. This Agreement may be amended from time to time by a writing executed by the Trust and CFA. The compensation stated in Schedule A attached hereto may be adjusted from time to time by the execution of a new schedule signed by both of the parties.

      Section 23. Waiver. Any term or provision of this Agreement may be waived at any time by the party entitled to the benefit thereof by written instrument executed by such party. No failure of either party hereto to exercise any power or right granted hereunder, or to insist upon strict compliance with any obligation hereunder, and no custom or practice of the parties with regard to the terms of performance hereof, will constitute a waiver of the rights of such party to demand full and exact compliance with the terms of this Agreement.

      Section 24. Severability. If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

      Section 25. Force Majeure. In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, acts of war or terrorism, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes; provided, however, that this provision shall not imply that CFA is excused from maintaining reasonable business continuity plans to address potential service outages.

      Section 26. Survival. The obligations of Sections 3, 5, 6, 7, 8, 9, 10, 11, 12, 17, 20, 21, 23, 24, 25 and 27 shall survive any termination of this Agreement.

      Section 27. Governing Law. This Agreement shall be governed by and construed to be in accordance with the laws of the State of Delaware, without reference to choice of law principles thereof, and in accordance with the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Delaware, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                     WORLD INSURANCE TRUST



                         By: __________________________
                          John Pasco, III
                          Chairman


                       COMMONWEALTH FUND ACCOUNTING, INC.



                         By: __________________________
                          John Pasco, III
                             Chief Executive Officer

                              Amended and Restated
                                   Schedule A
                                     to the
                          Accounting Services Agreement
                                     between
                       World Insurance Trust (the "Trust")
                                       and
                Commonwealth Fund Accounting, Inc. ("CFA")

                          Dated as of October 12, 2006

Compensation to be Paid to CFA:
------------------------------

A. For accounting services, CFA shall be paid monthly at the following annual rates:

Name of Fund                        Accounting Services Fee

CSI                                 Equity Portfolio 0.05% (with a minimum
                                    annual fee of $15,000).

B. It is anticipated that the Trust's security trading activity will remain on average less than 100 trades per month, per portfolio. Should the Trust's security trading activity exceed an average of 100 trades per month per portfolio, an additional fee of $2.50 per trade (for trades in excess of 100 per month) may apply.

C. The Trust will pay CFA on a current and ongoing basis for CFA's reasonable time and costs required for the correction of any errors or omissions, except errors or omissions resulting from service providers affiliated with CFA, in the Accounts and Records delivered, or the information provided, to CFA by the Trust. Any such payment shall be in addition to the fees and charges described above, provided that approval of the amount of such payments shall be obtained in advance by CFA from the Trust if and when such additional charges would exceed five percent of the usual charges payable for a period under this Agreement.

D. Fund management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to CFA any adjustment needed.

                         Amended and Restated Schedule B
                                     to the
                          Accounting Services Agreement
                                     between
                       World Insurance Trust (the "Trust")
                                       and
                Commonwealth Fund Accounting, Inc. ("CFA")

                          Dated as of February 15, 2007

Services to be Provided by CFA:
------------------------------

1. Subject to the direction and control of the Board of Trustees of the Trust (the "Board"), CFA shall perform all accounting services with respect to each Fund except those that are the specific responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board.

2. CFA shall maintain and keep current the following Accounts and Records relating to the business of the Trust, in such form as may be mutually agreed to between the Trust and CFA, and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act"):

(a) Cash Receipts Journal (b) Cash Disbursements Journal (c) Dividends Paid and Payable Schedule
(d)   Purchase and Sales Journals - Portfolio Securities
(e)   Subscription and Redemption Journals
(f)   Security Ledgers - Transaction Report and Tax Lot Report
(g)   Broker Ledger - Commission Report
(h)   Daily Expense Accruals
(i)   Daily Interest Accruals
(j)   Daily Trial Balance
(k)   Portfolio Interest Receivable and Income Journal
(l)   Listing of Portfolio Holdings showing cost, market value and percentage of portfolio comprised of each security.

3. CFA shall perform ministerial calculations necessary to calculate the Trust's net asset value daily, in accordance with the Trust's registration statement and as follows:

(a) Portfolio investments for which market quotations are available to CFA by use of an automated financial service (a "Pricing Service") shall be valued based on the closing prices of the portfolio investment reported by such Pricing Service, except where the Trust has given or caused to be given specific instructions to utilize a different value.

(b) Notwithstanding any information obtained from a Pricing Service, all portfolio securities shall be given such values as the Trust shall direct by instructions from the Trust's Pricing Committee, including all restricted securities and other securities requiring valuation not readily ascertainable solely by the use of such a Pricing Service.

(c) All financial data reported by CFA under this Agreement shall be stated in United States dollars or currency. To the extent necessary, CFA (or its designee) shall convert financial data received in foreign currencies or values to United States dollars or currency.

4. CFA will supply the Transfer Agent with daily NAV's for each portfolio by 6:00 p.m. EST.

5. It is the responsibility of CFA to be reconciled to the Custodian. CFA will report any discrepancies to the Custodian, and shall report any unreconciled items to the Trust.

                                                                EXHIBIT Ex-99.I1

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004




April 30, 2007


The World Insurance Trust
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Re:   Opinion of Counsel Regarding Post-Effective Amendment No. 7 to the
      -------------------------------------------------------------------
      Registration Statement filed on Form N-1A under the Securities Act
      -------------------------------------------------------------------
      of 1933 (File Nos. 333-85528 and 811-21072)

Ladies and Gentlemen:

We have acted as counsel to The World Insurance Trust, a Delaware statutory business trust (the "Trust"), in connection with Post-Effective Amendment No. 7 to the Trust's registration statement on Form N-1A (the "Amendment"). This opinion is being delivered to you in connection with the Trust's filing of the Amendment, which relates to the issuance of the Trust's shares of beneficial interest, no par value (collectively, the "Shares"). The Amendment will be filed with the U.S. Securities and Exchange Commission (the "Commission") pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"). With your permission, all assumptions and statements of reliance herein have been made without any independent investigation or verification on our part except to the extent otherwise expressly stated, and we express no opinion with respect to the subject matter or accuracy of such assumptions or items relied upon.

In connection with this opinion, we have reviewed, among other things, executed copies of the following documents:

(a) a certificate of the State of Delaware as to the existence and good standing of the Trust;

(b) the Agreement and Declaration of Trust and any amendments or supplements thereto (the "Declaration of Trust") and the By-Laws of the Trust, and any amendments or supplements thereto (the "By-Laws");

(c) a certificate executed by Karen Shupe, Secretary of the Trust, certifying as to the validity of the Declaration of Trust and By-Laws; and certain resolutions adopted by the Board of Trustees of the Trust authorizing the issuance of the Shares; and

(d)   a draft of the Amendment.

In our capacity as counsel to the Trust, we have examined the originals, or certified, conformed or reproduced copies, of all records, agreements, instruments and documents as we have deemed relevant or necessary as the basis for the opinion hereinafter expressed.

In all such examinations, we have assumed the legal capacity of all natural persons executing documents, the genuineness of all signatures, the authenticity of all original or certified copies, and the conformity to original or certified copies of all copies submitted to us as conformed or reproduced copies. As to various questions of fact relevant to such opinion, we have relied upon, and assume the accuracy of, certificates and oral or written statements of public officials and officers or representatives of the Trust. We have assumed that the Amendment, as filed with the Commission, will be in substantially the form of the draft referred to in paragraph (d) above.

Based upon, and subject to, the limitations set forth herein, we are of the opinion that the Shares, when issued and sold in accordance with the Declaration of Trust and By-Laws, and for the consideration described in the Amendment, will be legally issued, fully paid and non-assessable under the laws of the State of Delaware.

We hereby consent to the filing of this opinion as an exhibit to the Amendment. In giving this consent, we do not concede that we are in the category of persons whose consent is required under Section 7 of the 1933 Act.

Very truly yours,

/s/ Morgan, Lewis & Bockius LLP

                                                                EXHIBIT Ex-99.J1



            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





We consent to the references to our firm in the Post-Effective Amendment to the Registration Statement on Form N-1A of The World Insurance Trust and to the use of our report dated February 23, 2007 on the financial statements and financial highlights of CSI Equity Portfolio. Such financial statements and financial highlights appear in the 2006 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information.





                                     TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 30, 2007

                                                                EXHIBIT Ex-99.P1

                                 CODE OF ETHICS
 THE WORLD FUNDS, INC., WORLD INSURANCE TRUST, SATUIT CAPITAL MANAGEMENT
                                      TRUST

                                TABLE OF CONTENTS



    I.    INTRODUCTION............................................2
    --    ------------
         II. .......................STATEMENT OF GENERAL PRINCIPLES3
         ----                       -------------------------------
    III.  DEFINITIONS.............................................3
    ----  -----------
    IV.   PROHIBITED TRANSACTIONS.................................7
    ---   -----------------------
    V.    PROHIBITED TRANSACTIONS BY INVESTMENT PERSONNEL.........7
    --    -----------------------------------------------
    VI.   BLACKOUT PERIODS........................................8
    ---   ----------------
    VII.  SHORT-TERM TRADING......................................9
    ----  ------------------
    VIII. SHORT SALES.............................................9
    ----- -----------
        IX. ...................................................GIFTS9
        ----                                                   -----
    X.    PORTFOLIO DISCLOSURE...................................11
    --    --------------------
    XI.   SERVICE AS A DIRECTOR..................................11
    ---   ---------------------
    XII.  REPORTING OF VIOLATIONS................................11
    ----  -----------------------
    XIII. PENALTY GUIDELINES.....................................11
    ----- ------------------
    XIV.  PROCEDURES FOR CONDUCTING PERSONAL TRADING.............12
    ----  ------------------------------------------
        A.   Identification of Access Persons....................12
        --   --------------------------------
        B.   Preclearance Obligations............................13
        --   ------------------------
        C.   Initial Holdings and Accounts Reports...............13
        --   -------------------------------------
        D.   Annual Holdings and Accounts Reports................15
        --   ------------------------------------
        E.   Quarterly Reports...................................15
        --   -----------------
            F. Duplicate Brokerage Statements and Trade Confirmations
                                          16
    XV.   REVIEW AND SUPERVISORY REPORTING.......................16
    ---   --------------------------------
              A.....................................Review Procedures16
              --                                    -----------------
              B..................................Reporting Procedures16
              --                                 --------------------
    XVI.  SPECIAL ADOPTION PROCEDURES FOR THE INVESTMENT ADVISERS AND
    ----  ------------------------------------------------------------
          PRINCIPAL UNDERWRITER..................................17
          ---------------------
    XVII. MAINTENANCE OF BOOKS OF RECORDS APPLICABLE TO THE CODE.18

    APPENDIX-INSIDER TRADING POLICIES AND PROCEDURES.............19
    ------------------------------------------------

    Personal Trading Pre-Clearance Form..........................27
    -----------------------------------
    Initial Reporting Form.......................................28
    ----------------------
    Annual Reporting Form........................................30
    ---------------------
    New Brokerage Account Report.................................33
    ----------------------------
    Initial Code of Ethics Acknowledgement.......................34
    --------------------------------------
    Annual Code of Ethics Acknowledgement........................35
    -------------------------------------

                                 CODE OF ETHICS
 THE WORLD FUNDS, INC., WORLD INSURANCE TRUST, SATUIT CAPITAL MANAGEMENT
                                      TRUST


I. INTRODUCTION

      Rule 17j-1 under the Investment Company Act of 1940 (the "Act") requires registered investment companies ("investment companies"), their investment advisers and principal underwriters to adopt written codes of ethics designed to prevent fraudulent trading by those persons covered under Rule 17j-1. Rule 17j-1 also makes it unlawful for certain persons, including any officer or director of an investment company, in connection with the purchase or sale by such person of a security held or to be acquired by an investment company to:

      (i) Employ any device, scheme or artifice to defraud the investment company;

      (ii) Make to the investment company any untrue statement of a material fact or omit to state to the investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

      (iii)Engage in any act, practice or course of business which operates or would operate as fraud or deceit upon the investment company; or

      (iv) Engage in any manipulative practice with respect to the investment company.

      Rule 17j-1 also requires that each investment company and its affiliates use reasonable diligence, and institute procedures reasonably necessary, to prevent violations of its code of ethics. These requirements generally follow the requirements of Rule 204A-1under the Investment Advisers Act of 1940 (the "Advisers Act")

      In addition to Rule 17j-1 of the Act, the Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisers and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment adviser and/or broker-dealer. Section 204A of the Advisers Act states that an investment adviser must adopt and disseminate written policies with respect to ITSFEA, and an investment adviser must also vigilantly review, update, and enforce them.

      Section 204A provides that every adviser subject to Section 204 of the Advisers Act shall be required to establish procedures to prevent insider trading.

      The Appendix to this Code of Ethics (the "Code") contains a Statement on Insider Trading. The personnel of any investment adviser who acts as such for any series of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust (the "Fund") and any broker-dealer who acts as the principal underwriter for any series of the Fund must comply with the policy and procedures outlined in the Statement on Insider Trading unless such investment adviser or principal underwriter has adopted a similar policy and procedures with respect to insider trading which are determined by the Fund's Board of Directors to comply with ITSFEA's requirements.

              This Code is being adopted by the Fund, (1) for implementation with respect to Fund Personnel; and (2) for implementation by any Investment Adviser to the Fund, as that term is defined under the Act (each such Investment Adviser being deemed an "Investment Adviser" for purposes of this Code), and for the principal underwriter for the Fund, unless such Investment Adviser or principal underwriter has adopted a code of ethics and plan of implementation thereof which is determined by the Fund's Board of Directors to comply with the requirements of Rule 17j-1 and Rule 204A-1 and to be sufficient to effectuate the purpose and objectives of Rule 17j-1 and Rule 204A-1.

II.        STATEMENT OF GENERAL PRINCIPLES

              This Code is based on the principle that the officers, Directors and employees of the Fund, the Investment Advisers and the principal underwriter owe a fiduciary duty to the shareholders of the Fund and, therefore, the Fund's and Investment Advisers' personnel must place the shareholders' interests ahead of their own. The Fund's, Investment Advisers' and principal underwriter's personnel must also avoid any conduct which could create a potential conflict of interest, and must ensure that their personal securities transactions do not in any way interfere with the Fund's portfolio transactions and that they do] not take inappropriate advantage of their positions. All persons covered by this Code must adhere to these general principles as well as the Code's specific provisions, procedures and restrictions.

III.  DEFINITIONS

              For purposes of this Code:

      "Access Person" means (i) any director, officer, general partner or Advisory Person (as defined below) of the Fund or the Investment Advisers, or
(ii) any director, officer or general partner of a principal underwriter of the Fund who, in the ordinary course of his or her business, makes, participates in or obtains information regarding the purchase or sale of Covered Securities (as defined below) by the Fund for which the principal underwriter so acts or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the Fund regarding the purchase or sale of Covered Securities or (iii) notwithstanding the provisions of clause (i) above with respect to the Investment Advisers, where the Investment Advisers are primarily engaged in a business or businesses other than advising registered investment companies or other advisory clients, any director, officer or Advisory Person of the Investment Adviser who, with respect to the Fund, makes any recommendation or participates in the determination of which recommendation shall be made, or whose principal function or duties relate to the determination of which recommendation shall be made to the Fund or who, in connection with his or her duties, obtains any information concerning Covered Securities recommendations being made by the Investment Advisers.

      "Advisory Person" means (i) any director, officer, general partner or employee of the Fund or Investment Advisers (or of any company in a control relationship to the Fund or Investment Advisers) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding, the purchase or sale of Covered Securities by The Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; or (ii) any natural person who controls the Fund, Investment Advisers or principal underwriter and who obtains information (other than publicly available information) concerning recommendations made to the Fund with regard to the purchase or sale of Covered Securities.

      NOTE: An officer or employee of the Fund, Investment Adviser and principal underwriter whose duties do not include the advisory functions described above, who does not have access to the advisory information contemplated above, and whose assigned place of employment is at a location where no investment advisory services are performed for the Fund, is not an "Advisory Person" or an "Access Person" unless actual advance knowledge of a covered transaction is furnished to such person.

              "Disinterested Director" shall mean a Director thereof who is not an "interested person" of the Fund within the meaning of Section 2(a)(19) of the Act.

              "Immediate Family" of an Access Person means any of the following persons who reside in the same household as the Access Person: child, parent, spouse, sibling, stepparent, stepchild, grandparent, grandchild, son-in-law, daughter-in-law, brother-in-law, sister-in-law, father-in-law, and mother-in-law.

      Immediate Family includes a status arising from an adoptive relationship.

      "Investment Personnel" shall mean any securities analyst, Portfolio Manager or a member of an investment committee who is directly involved in the decision making process as to whether or not to purchase or sell a portfolio security and those persons who provide information and advice to a Portfolio Manager or who help execute a Portfolio Manager's decisions.

      "Fund Personnel" shall mean an Access Person, Advisory Person, and/or Investment Personnel.

              "Portfolio Manager" shall mean an employee of an Investment Adviser entrusted with the direct responsibility and authority to make investment decisions affecting the Fund.

           The term "beneficial ownership" shall be defined in and interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder which, generally speaking, encompasses those situations where the beneficial owner has the right to enjoy some economic benefit from the ownership of a Covered Security regardless of the identity of the registered owner. This would include:

      (i) Covered Securities that a person holds for his or her own benefit either in bearer form, registered in his or her name or otherwise, regardless of whether the securities are owned individually or jointly;

      (ii) Covered Securities held in the name of a member of his or her immediately family (parents, spouse or minor child) sharing the same household;

      (iii)Covered Securities held by a Director, executor, administrator, custodian or broker;

      (iv) Covered Securities owned by a general partnership of which the person is a member or a limited partnership of which such person is a general partner;

      (v) Covered Securities held by a corporation (other than with respect to treasury shares of the corporation) of which such person is an officer, director, or 10% stockholder or by a corporation that can be regarded as a personal holding company of a person;

      (vi) Covered Securities recently purchased by a person and awaiting transfer into his or her name;

      (vii)Covered Securities held by any other person if, by reason of contract, understanding, relationship, agreement or other arrangement, such person obtains therefrom benefits substantially equivalent to those of ownership of which; and

      (viii) Covered Securities held by such person's spouse or minor children or any other person, if, even though such person does not obtain therefrom the above-mentioned benefits of ownership, such person can vest or revest title in himself or herself at once or at some future time.

      A beneficial owner of a security also includes any person who directly or indirectly, through contract, arrangement, understanding, relationship or otherwise, has or shares voting power and/or investment power with respect to such security. Voting power includes the power to vote, or includes the power to dispose, or to direct disposition of such security.

              "Covered Security" means a security as defined in Section 2(a)(36) of the Act, except that it shall not include:

       (i)
           Direct obligation of the Government of United States (e.g., treasury securities);

       (ii)Bankers' acceptances, bank certificates of deposit, commercial paper and highest quality short term debt instruments (i.e., any instrument having a maturity at issuance of less than 366 days and that is rated in one of the two highest rating categories by a nationally recognized statistical rating organization) including repurchase agreements; and

      (iii)Shares issued by money market funds;

      (iv) Shares issued by open-end funds with the exception of shares of the portfolios within the Fund, the World Insurance Trust, the Satuit Capital Management Trust, and any other fund engaging the services of Commonwealth Shareholder Services, Inc. or First Dominion Capital Corporation; and

      (v) Shares issued by unit investment trusts that are invested exclusively in one or more portfolios within the Fund, the World Insurance Trust, the Satuit Capital Management Trust, and any other fund engaging the services of Commonwealth Shareholder Services, Inc. or First Dominion Capital Corporation

       A future or an option on a future will be deemed to be a Covered Security subject to this Code.

              "Initial Public Offering" is an offering of securities registered under the Securities Act of 1933 by an issuer that, immediately before the registration of such securities, is not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934.

      The "Fund's Chief Compliance Officer" means the individual designated as Chief Compliance Officer by the Board of Directors pursuant to Rule 38a-1 under the 1940 Act or his/her successor appointed by the Board of Directors.

      The "Adviser's Chief Compliance Officer" means each individual designated as Chief Compliance Officer by the management of each Investment Adviser pursuant to Rule 206(4)-7 under the Advisers Act or his/her successor appointed by the Investment Adviser.

              "Limited Offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or
Section 4(6) or pursuant to Rule 504, Rule 505 or Rule 506 under the Securities Act of 1933.

              A Covered Security is "held or to be acquired" if within the most recent 15 days it:

      (i)  Is or has been held by the Fund;

      (ii) Is being or has been considered by the Fund or its Investment Adviser for purchase by the Fund.

      A purchase or sale includes the writing of an option to purchase or sell, and any security that is exchangeable for or convertible into, a Covered Security that is being held or is to be acquired by the Fund.

              Solely for purposes of this Code, any agent of the Fund charged with arranging the execution of a transaction shall be subject to the reporting requirements of this Code as to any such Covered Security as and from the time the security is identified to such agent as though such agent was an Investment Adviser hereunder.



IV. PROHIBITED TRANSACTIONS

      Fund Personnel shall not engage in any act, practice or course of conduct which would violate the provisions of Rule 17j-1 and Rule 204A-1 set forth above. No Access Person or Advisory Person shall purchase or sell, directly or indirectly any Covered Security in which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which, to his or her actual knowledge, at the time of such purchase or sale (i) is being considered for purchase or sale by the Fund; or (ii) is being purchased or sold by the Fund; except that the prohibitions of this section shall not apply to:

      (i) Purchases or sales affected in any account over which the Access Person or Advisory Person has no direct or indirect influence or control;

      (ii) Purchases or sales which are non-volitional on the part of either the Access Person, the Advisory Person or the Fund;

      (iii)Purchases which are part of an automatic dividend reinvestment or other plan established by Fund Personnel prior to the time the security involved came within the purview of this Code; and

      (iv) Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.


V. PROHIBITED TRANSACTIONS BY INVESTMENT PERSONNEL

      No Investment Personnel shall:

      (i)  Acquire any securities in an initial public offering; or

      (ii) Acquire securities in a private placement without prior written approval of the Fund's or Adviser's Chief Compliance Officer or other officer designated by the Board of Directors.

              In considering a request to invest in a private placement, the Adviser's Chief Compliance Officer (or other individual appointed by the Adviser and approved by the Fund's Chief Compliance Officer AND Board of Directors as a suitable grantor of preclearance) will take into account, among other factors, whether the investment opportunity should be reserved for the Fund, and whether the opportunity is being offered to the Investment Personnel by virtue of their/his/her position with the Fund. Should Investment Personnel be authorized to acquire securities through a private placement, they/he/she shall, in addition to reporting the transaction on the quarterly report to the Fund, disclose the interest in that investment to other Investment Personnel participating in that investment decision if and when they/he/she plays a part in the Fund's subsequent consideration of an investment in that issuer. In such a case, the Fund's decision to purchase securities of that issuer will be subject to an independent review by Investment Personnel who have no personal interest in the issuer.

VI. BLACKOUT PERIODS

      No Advisory Person shall execute a transaction in a Covered Security on a day during which the Fund has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn. In addition, a Portfolio Manager is expressly prohibited from purchasing or selling a Covered Security within seven (7) calendar days before or after the Fund that he or she manages trades in that security.

              The foregoing prohibition of personal transactions during the seven day period following the execution of a transaction for the Fund shall not apply with respect to a Covered Security when the Portfolio Manager certifies in writing to the Fund's and Adviser's Chief Compliance Officer that the Fund's trading program in that security is complete. Each transaction authorized by the Fund's and Adviser's Chief Compliance Officer pursuant to this provision shall be reported to the Board by the Fund's Chief Compliance Officer at the Board's next regular meeting.

              Should an Advisory Person trade within the proscribed period, such trade should be canceled if possible. If it is not possible to cancel the trade, all profits from the trade must be disgorged and the profits will be paid to a charity selected by the Advisory Person and approved by the Board of Directors of the Fund.

              The prohibitions of this section shall not apply to:

      (i) Purchases or sales affected in any account over which the Advisory Person has no direct or indirect influence or control if the person making the investment decision with respect to such account has no actual knowledge about the Fund's pending "buy" or "sell" order;

      (ii) Purchases or sales which are non-volitional on the part of either the Advisory Person or the Fund;

      (iii)Purchases which are part of an automatic dividend reinvestment or other plan established by an Advisory Person prior to the time the security involved came within the purview of this Code; and

      (iv) Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.


VII. SHORT-TERM TRADING

              No Investment Personnel shall profit from the purchase and sale, or sale and purchase, of the same (or equivalent) Covered Securities which are owned by the Fund or which are of a type suitable for purchase by the Fund, within sixty (60) calendar days. Any profits realized on such short-term trades must be disgorged and the profits will be paid to a charity selected by the Investment Personnel and approved by the Board of Directors of the Fund. The Fund's or Adviser's Chief Compliance Officer or other officer designated by the Board of Directors may permit in writing exemptions to the prohibition of this section, on a case-by-case basis, when no abuse is involved and the equities of the circumstances support an exemption.

      No Access Person or Affiliate may profit in the purchase and sale, or sale and purchase, of the same (or equivalent) Covered Securities within 60 calendar days if such Covered Securities are held by the Fund. Any profits realized on such short-term trades are required to be disgorged to the Fund. The Fund's Chief Compliance Officer may permit exceptions to this prohibition in writing on a case by case basis when no abuse is involved and the circumstances of the subject trade supports an exemption.

      Advisory Persons (including directors) and their affiliates shall disgorge any profits realized in the purchase and sale of the same portfolios within the Fund, the Satuit Capital Management Trust, the World Insurance Trust, and any other Fund engaging the services of Commonwealth Shareholder Services, Inc. or First Dominion Capital Corporation (excluding taxable and tax-exempt money market funds) within ninety (90) calendar days. Accordingly, if an Advisory Person sells one of these funds within 90 calendar days of purchasing it, he/she will be required to disgorge any profit made. Transactions will be matched with any opposite transaction within the most recent 90 calendar days. The 90-day holding period does not apply to written systematic purchase or sale plans such as payroll deduction, automatic monthly investment, or 401(k) contributions. However, it does apply to all other non-systematic transactions such as periodic rebalancing. Any disgorgement of profits required under this provision will be paid to a charity approved by the Board of Directors of the Fund. The Fund's Chief Compliance Officer or other officer designated by the Board of Directors may permit in writing exemptions to the prohibition of this section, on a case-by-case basis, when no abuse is involved and the equities of the circumstances support an exemption.


VIII. SHORT SALES

      Any Advisory Person who sells short a Covered Security that such person knows or should have known is held long by the Fund shall disgorge any profit realized on such transaction. This prohibition shall not apply, however, to securities indices or derivatives thereof (such as futures contracts on the S&P 500 index). Fund ownership of Covered Securities will be checked as part of the preclearance process.

IX.        GIFTS

           No Advisory Person shall accept a gift or other thing of more than de minimus value ("gift") from any person or entity that does business with or on behalf of the Fund if such gift is in relation to the business of the employer of the recipient of the gift. In addition, any Advisory Person who receives an unsolicited gift or a gift with an unclear status under this section shall promptly notify the Fund's Chief Compliance Officer and accept the gift only upon written approval of the Fund's Chief Compliance Officer.

X. PORTFOLIO DISCLOSURE

      The Fund and each of its investment advisers prohibit Access Persons from divulging a portfolio schedule that has not been made generally available to the public. Divulging portfolio holdings to selected third parties is permissible only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality.

      Notwithstanding the above, material nonpublic information may in certain cases be shared with outsiders for legitimate business purposes, such as when the outsiders are subject to duties of confidentiality. Under certain circumstances, such as where corporate information is revealed legitimately to an underwriter, accountant, lawyer, or consultant working for the Fund, these outsiders may become fiduciaries of the shareholders. The basis for recognizing this fiduciary duty is not simply that such persons acquired nonpublic Fund information, but rather that they have entered into a special confidential relationship in the conduct of the business of the Fund and are given access to information solely for Fund purposes. Information may also be shared in response to requests by rating agencies and similar organizations only after receiving written assurances that the information will be kept confidential and that persons with access to the information will not use the information to trade securities.


XI. SERVICE AS A DIRECTOR

              No Investment Personnel shall serve as a director of a publicly traded company absent prior written authorization from the Board of Directors based upon a determination that such board service would not be inconsistent with the interests of the Fund and its shareholders.


XII. REPORTING OF VIOLATIONS

      The Board of Directors takes the potential for conflicts of interest caused by personal investing very seriously. As such, Fund Personnel that become aware of a violation of the Code are required to promptly report such violation to the Fund's Chief Compliance Officer. Fund Personnel that seek retaliation against another employee for reporting violations of the Code shall be subject to sanctions. The Fund has zero tolerance for retaliatory actions and therefore may subject offenders to more severe action than set forth in the penalty guidelines noted below. In order to minimize the potential for such behavior, all reports of Code violations will be treated as being made on an anonymous basis.


XIII. PENALTY GUIDELINES

      Fund Personnel who violate any of the requirements, restrictions or prohibitions of the Code may be subject to sanctions imposed by (a) each Adviser's Chief Compliance Officer (for Investment Personnel); or (b) the Fund's Chief Compliance Officer (for Fund Personnel other than Investment Personnel).

      Upon learning of a potential deviation from, or violation of the Rules, the Fund's or Adviser's Chief Compliance Officer will provide a written recommendation of remedial action to the Fund's Audit Committee. The Audit Committee has full discretion to approve such recommendation or impose other sanctions it deems appropriate. The Audit Committee will take into consideration, among other things, whether the violation was a technical or willful violation of the Code.

      Outlined below are the guidelines for the sanctions that may be imposed on Fund Personnel who fail to comply with the Code, upon approval of the Audit
Committee:

      (i) First violation - The Fund's or Adviser's Chief Compliance Officer will send a memorandum of reprimand to the person and copy his or her Supervisor. The memorandum will generally reinforce the person's responsibilities under the Code, educate the person on the severity of Code violations and inform the person of the possible penalties for future violations of the Code.

      (ii) Second violation - The Fund's or Adviser's Chief Compliance Officer will impose such sanctions as it deems appropriate, including without limitation, a letter of censure, fines, withholding of bonus payments or suspension of personal trading privileges for up to sixty (60) days.

      (iii) Third violation - The Fund's or Adviser's Chief Compliance Officer will impose such sanctions as it deems appropriate, including without limitation, a letter of censure, fines, withholding of bonus payments or suspension or termination of personal trading privileges or employment.
      In addition to the above disciplinary sanctions, such persons may be required to disgorge any profits realized in connection with such violation. All disgorgement proceeds collected will be donated to a charitable organization approved by Board of Directors of the Fund. The Fund's or Adviser's Chief Compliance Officer may determine to impose any sanctions, including termination, immediately and without notice if it determines that the severity of any violation or violations warrants such action. All sanctions imposed will be documented in such person's personal trading file maintained by the Fund's or Adviser's Chief Compliance Officer and will be reported to the Board of Directors.


XIV. PROCEDURES FOR CONDUCTING PERSONAL TRADING


      A.   Identification of Access Persons

      The Fund's and Adviser's Chief Compliance Officers (as appropriate) shall identify all Fund Personnel who are subject to the pre-clearance requirements or who have a duty to make the reports required hereunder and shall inform each such person of such duty, and shall receive all reports required hereunder. Such personnel are deemed to be "Access Persons."


      B.   Preclearance Obligations

      All Access Persons (other than Disinterested Directors) must preclear with and receive prior approval before purchasing or selling any Covered Security. Disinterested Directors must preclear with and receive prior approval before purchasing or selling any shares of any fund in The World Funds Series. Preclearance can be granted by i) the Fund's Chief Compliance Officer; ii) the Adviser's Chief Compliance Officer; or iii) other officers of the Fund or Investment Adviser designated by the Board of Directors to grant such approval. Such requests shall be made by submitting a Personal Trading Preclearance Form (see Attachment A). All approved orders must be executed by the close of business on the day following the granting of preclearance. If any order is not executed in this window, a request for preclearance must be resubmitted.

      Disinterested Directors need not preclear their personal investments in a Covered Security unless a Disinterested Director knows, or in the course of fulfilling his or her official duties as a Disinterested Director should know, that, within the most recent 15 days, the Fund has purchased or sold, or considered for purchase or sale, such Covered Security or is proposing to purchase or sell, directly or indirectly, any Covered Security in which the Disinterested Director has, or by reason of such transaction would acquire, any direct or indirect beneficial ownership. This exception does not carry onto shares of the portfolios within the Fund, the World Insurance Trust, the Satuit Capital Management Trust, and any other fund engaging the services of Commonwealth Shareholder Services, Inc. or First Dominion Capital Corporation.


      C.   Initial Holdings and Accounts Reports

      Fund Personnel, other than the Disinterested Directors, must disclose all Covered Securities holdings and accounts to the Fund's or Adviser's Chief Compliance Officer no later than ten (10) days after becoming Fund Personnel. The report must contain:

1. The title and type of security, and as applicable the exchange ticker symbol or CUSIP, number of shares, and principal amount of each Covered Security in which the Access Person has any direct or indirect beneficial ownership at the time such person became an Access Person;

2. The name of any broker-dealer or bank with whom the Access Person maintains an account in which any securities were held for the direct or indirect benefit of the Access Person; and

3.         The date that such report is submitted by the Access Person.

      The report must be current as of a date not more than 45 days from the date the report is submitted. An example of such initial holdings report is attached to this Code as Attachment B.

      D.   Annual Holdings and Accounts Reports

      Fund Personnel, other than the Disinterested Directors, must report, within 30 days after the end of each calendar year, all Covered Securities holdings as of a date not more than 30 days before the report is submitted. The report must contain

1. The title and type of security, and as applicable the exchange ticker symbol or CUSIP, number of shares, and principal amount of each Covered Security in which the Access Person has any direct or indirect beneficial ownership at the time such person became an Access Person;

2. The name of any broker-dealer or bank with whom the Access Person maintains an account in which any securities were held for the direct or indirect benefit of the Access Person; and

3.         The date that such report is submitted by the Access Person.

      The report must be current as of a date not more than 45 days from the date the report is submitted. An example of such annual holdings report is attached to this Code as Attachment C.


      E.   Quarterly Reports

      Fund Personnel, other than the Disinterested Directors, must report, within thirty (30) days after the end of each calendar quarter, all transactions in Covered Securities in which the person has, or through such transaction acquires, any direct or indirect Beneficial Interest.

      In addition, such report must contain a list of all accounts opened during the quarter with any brokers, dealers and/or banks in which any securities were held for the direct or indirect Beneficial Interest of the Fund Personnel. An example of such quarterly transactions report is attached to this Code as Attachment D.

      Fund Personnel need not file the quarterly transaction report described above if the account statements required to be filed pursuant to Section F below contain the necessary information and are received by the Fund's or Adviser's Chief Compliance Officer within thirty (30) days after the calendar quarter end, and duplicate brokerage confirmations are furnished by all accounts at the time of each transaction.

      PLEASE NOTE: A Disinterested Director shall be required to file the quarterly report described above for any quarter during which the Disinterested Director has a transaction in a Covered Security if he or she knew, or in the ordinary course of fulfilling his or her official duties as a Director should have known, that during the seven (7) day period immediately preceding or after the date of the transaction, such Covered Security is or was purchased or sold, or considered for purchase or sale, by the Fund.


      F. Duplicate Brokerage Statements and Trade Confirmations

      Fund Personnel, other than the Disinterested Directors, shall instruct his or her broker(s) to supply the Fund's or Adviser's Chief Compliance Officer, as appropriate and on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts. Fund Personnel, other than the Disinterested Directors, shall report the opening of any brokerage account controlled by such person or in which such person has a Beneficial Interest within thirty (30) days of any such opening. An example of the new brokerage account report is attached to this Code as Attachment E.


XV. REVIEW AND SUPERVISORY REPORTING

      A.   Review Procedures

1. The Fund's and Adviser's Chief Compliance Officer shall review such reports, including the initial holdings reports, the annual holdings reports and the quarterly transaction reports, to detect conflicts of interest and abusive practices.

2. The Fund's Board of Directors shall review the operation of this Code of Ethics at least once a year.

      B.   Reporting Procedures

1.    Initially upon being deemed Fund  Personnel  subject to the Code and at least annually, all Fund Personnel will be required to certify that they: (a) have read and understand the Code; (b) recognize that they are subject to the requirements outlined in the Code; (c) will comply/have complied with the requirements of the Code; (d) will disclose/have disclosed and reported all personal securities transactions required to be disclosed; (e) will disclose/have disclosed all personal securities holdings and/or accounts (if required); and (f) will notify/have immediately notified the Fund's or Adviser's Chief Compliance Officer of any personal conflict of interest relationship involving the Fund, such as the existence of any economic relationship between their personal transactions and securities held or to be acquired by the Fund. The Code of Ethics Acknowledgements are included as Attachments F and G to this Code.

2.    The Fund's Chief  Compliance  Officer shall  promptly  report to the
           Fund's Board of Directors at its next regularly scheduled quarterly meeting: (a) any transactions that appear to be apparent  violations  of the  prohibitions  contained  in  this
           Code or the code of ethics of the Investment Advisers and principal underwriter; (b) any apparent violations of the reporting requirements contained in this Code or a code of ethics of the Investment Advisers or principal underwriter; and (c) any procedures or sanction imposed in response to a violation of either code, including but not limited to a letter of censure, suspension or termination of the employment of the violator, or the unwinding of the transaction and disgorgement of the profits.

           To facilitate this reporting, each Adviser's Chief Compliance Officer must report violations of the code of ethics to the Fund's Chief Compliance Officer in the manner designated by the Fund's Chief Compliance Officer.

3.    At least once a year,  the Fund's  Chief  Compliance  Officer  shall prepare a written report to the Fund's Board of Directors with respect to both this Code and any code of ethics separately adopted by the Investment Advisers and principal underwriter. Such report shall: (a) include a copy of each code; (b) summarize existing procedures concerning personal investing and any changes in either code's policies or procedures during the past year; (c) describe any issues arising under such codes of ethics or procedures since the last report, including but not limited to information about material violations of such codes or procedures, and sanctions imposed in response to material violations; (d) furnish an evaluation of current compliance procedures and a report on any recommended changes in existing restrictions, policies or procedures based upon the compliance officer's experience under such codes, evolving industry practices, or developments in applicable laws or regulations; and (e) certify that the Fund, the Investment Advisers and the principal underwriter have each adopted procedures reasonably necessary to prevent Fund Personnel from violating their respective codes of ethics.


XVI. SPECIAL ADOPTION PROCEDURES FOR THE INVESTMENT ADVISERS AND PRINCIPAL UNDERWRITER

      The Fund's Investment Advisers and principal underwriter shall adopt, maintain and enforce this Code or a separate code of ethics with respect to their personnel in compliance with Rule 17j-1 and Rule 204A-1 under the Investment Advisers Act of 1940, as amended, and shall forward to the Fund a copy of such code of ethics and all future amendments and modifications thereto. The Board of Directors shall review and approve such code of ethics at least once each year. Any material changes to the Investment Advisers and principal underwriter's code of ethics shall be approved by the Board of Directors of the Fund at its next regularly scheduled quarterly meeting, and in no case more than six months after such change. Any code of ethics adopted by the Investment Advisers and principal underwriter must contain, at a minimum, all of the controls and information collection procedures identified in this Code of Ethics.

XVII. MAINTENANCE OF BOOKS OF RECORDS APPLICABLE TO THE CODE

      The following records shall be maintained by the Fund (as to its own and the principal underwriter's Access Persons) or by the Investment Advisers (as to their Access Persons), as required under Rule 17j-1, and Rules 204-2(a)(12) and 204-2(a)(13) under the Investment Advisers Act of 1940, as amended:

      A. This Code and any code of ethics of the Investment Advisers and principal underwriter separately adopted (including any code that has been in effect during the preceding five years), must be maintained in an easily accessible place for at least five years after the end of the fiscal year in which the violation occurs;

           A record of all written acknowledgments as required by ss. 275.204A-1(a)(5) for each person who is currently, or within the past five years was, a supervised person of the investment adviser.

      B. A record of any violation of this Code of ethics and the code of ethics of the Investment Advisers and principal underwriter, and of any action taken as a result of the violation, must be maintained in an easily accessible place for at least five years after the end of the fiscal year in which the violation occurs;

      C. A copy of each report made by Fund Personnel, including duplicate statements and confirmations received from brokers, dealers, and banks, must be maintained for at least five years after the end of the fiscal year in which the report is made or the information is provided, the first two years in an easily accessible place;;

      D. A list of all persons, currently or within the past five years, who are or were required to make reports under this Code, must be maintained in an easily accessible place;

      E. a record of any decision (and the reasons supporting that decision) to allow any Investment Personnel to purchase securities in an Initial Public Offering or Limited Offering, for at least five years after the end of the fiscal year in which the approval is granted; and

      F. A copy of each report made by the Fund's Chief Compliance Officer (including supporting reports of the Investment Adviser's and principal underwriter's Chief Compliance Officers).

                                    APPENDIX


                 INSIDER TRADING POLICIES AND PROCEDURES

      The Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisers and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment adviser and/or broker-dealer, or any person associated with the investment adviser and/or broker-dealer.

      Section 204A of the Advisers Act states that an investment adviser must adopt and disseminate written policies with respect to ITSFEA, and an investment adviser must also vigilantly review, update, and enforce them. Section 204A provides that every adviser subject to Section 204 of the Advisers Act shall be required to establish procedures to prevent insider trading.

      Each Investment Adviser who acts as such for any series of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust (the "Fund") and each broker-dealer which acts as principal underwriter to any series of the Fund has adopted the following policy, procedures, and supervisory procedures in addition to the Fund's Code of Ethics. Throughout this Appendix the Investment Adviser(s) and principal underwriter(s) shall collectively be called the "Providers."

                               SECTION I - POLICY


      The purpose of this Section 1 is to familiarize the officers, directors, and employees of the Providers with issues concerning insider trading and to assist them in putting into context the policy and procedures on insider trading.

Policy Statement:

      No person to whom this Statement on Insider Trading applies, including officers, directors, and employees, may trade, either personally or on behalf of others (such as mutual funds and private accounts managed by a Provider) while in possession of material, non-public information; nor may any officer, director, or employee of a Provider communicate material, non-public information to others in violation of the law. This conduct is frequently referred to as "insider trading." This policy applies to every officer, director, and employee of a Provider and extends to activities within and outside their duties as a Provider. It covers not only personal transactions of Fund Personnel, but indirect trading by family, friends and others, or the non-public distribution of inside information from you to others. Every officer, director, and employee must read and retain this policy statement. Any questions regarding the policy and procedures should be referred to the Fund's Chief Compliance Officer.

      The term "insider trading" is not defined in the Federal securities laws, but generally is used to refer to the use of material non-public information to trade in securities (whether or not one is an "insider") or the communications of material nonpublic information to others who may then seek to benefit from such information.
      While the law concerning insider trading is not static, it is generally understood that the law prohibits:
      (a) Trading by an insider, while in possession of material non-public information; or

      (b) Trading by a non-insider, while in possession of material non-public information, where the information either was disclosed to the non-insider in violation of an insider's duty to keep it confidential or was misappropriated; or
      (c)  Communicating material non-public information to others.


      The elements of insider trading and the penalties for such unlawful conduct are discussed below.

1. Who is an Insider? The concept of "insider" is broad. It includes officers, directors, and employees of a company. In addition, a person can be a "temporary insider" if he or she enters into a special confidential relationship in the conduct of a company's affairs and as a result is given access to information solely for the company's purposes. A temporary insider can include, among others, a company's attorneys, accountants, consultants, bank lending officers, and the employees of such organizations. In addition, an investment adviser may become a temporary insider of a company it advises or for which it performs other services. According to the Supreme Court, the company must expect the outsider to keep the disclosed non-public information confidential and the relationship must at least imply such a duty before the outsider will be considered an insider.

2. What is Material Information? Trading on inside information can be the basis for liability when the information is material. In general, information is "material" when there is a substantial likelihood that a reasonable investor would consider it important in making his or her investment decisions, or information that is reasonably certain to have a substantial effect on the price of a company's securities. Information that officers, directors, and employees should consider material includes, but is not limited to: dividend changes, earnings estimates, changes in previously released earnings estimates, significant merger or acquisition proposals or agreements, major litigation, liquidation problems, and extraordinary management developments.

3. What is Non-Public Information? Information is non-public until it has been effectively communicated to the market place. One must be able to point to some fact to show that the information is generally public. For example, information found in a report filed with the SEC, or appearing in Dow Jones, Reuters Economic Services, the Wall Street Journal or other publications of general circulation would be considered public. (Depending on the nature of the information, and the type and timing of the filing or other public release, it may be appropriate to allow for adequate time for the information to be "effectively" disseminated.)

4. Reason for Liability. (a) Fiduciary duty theory - in 1980, the Supreme Court found that there is no general duty to disclose before trading on material non-public information, but that such a duty arises only where there is a direct or indirect fiduciary relationship with the issuer or its agents. That is, there must be a relationship between the parties to the transaction such that one party has a right to expect that the other party will disclose any material non-public information or refrain from trading. (b) Misappropriation theory - another basis for insider trading liability is the, 'misappropriation" theory, where liability is established when trading occurs on material non-public information that was stolen or misappropriated from any other person. 5. Penalties for Insider Trading. Penalties for trading on or communicating material non-public information are severe, both for individuals and their employers. A person can be subject to some or all of the penalties below even if he or she does not personally benefit from the violation. Penalties include:
o     civil injunctions

o     treble damages

o     disgorgement of profits

o     jail sentences

o     fines for the person who committed the violation of up to three times the profit gained or loss avoided, whether or not the person actually benefited, and

o fines for the employer or other controlling person of up to the greater of $1 million or three times the amount of the profit gained or loss avoided.

      In addition, any violation of this policy statement can be expected to result in serious sanctions by a Provider, including dismissal of the persons involved.
                             SECTION II - PROCEDURES

      The following procedures have been established to aid the officers, directors, and employees of a Provider in avoiding insider trading, and to aid in preventing, detecting, and imposing sanctions against insider trading. Every officer, director, and employee of a Provider must follow these procedures or risk serious sanctions, including dismissal, substantial personal liability, and/or criminal penalties. If you have any questions about these procedures you should consult the Fund's Chief Compliance Officer.

1. Identifying Inside Information. Before trading for yourself or others, including investment companies or private accounts managed by a Provider, in the securities of a company about which you may have potential inside information, ask yourself the following questions:

      i. Is the information material? Is this information that an investor would consider important in making his or her investment decisions? Is this information that would substantially affect the market price of the securities if generally disclosed?

      ii. Is the information non-public? To whom has this information been provided? Has the information been effectively communicated to the marketplace by being published in Reuters, The Wall Street Journal or other publications of general circulation?


      If, after consideration of the above, you believe that the information is material and non-public, or if you have questions as to whether the information is material and non-public, you should take the following steps:
      i.   Report the matter immediately to the Fund's Chief Compliance Officer.

      ii. Do not purchase or sell the security on behalf of yourself or others, including investment companies or private accounts managed by a Provider.

      iii. Do not communicate the information to anybody, other than to the Fund's Chief Compliance Officer.


      iv. After the Fund's Chief Compliance Officer has reviewed the issue, you will be instructed to either continue the prohibitions against trading and communication, or you will be allowed to communicate the information and then trade.

2. Restricting Access to Material Non-public Information. Any information in your possession that you identify as material and non-public may not be communicated other than in the course of performing your duties to anyone, including persons within your company, except as provided in paragraph I above. In addition, care should be taken so that such information is secure. For example, files containing material non-public information should be sealed; access to computer files containing material non-public information should be restricted.

3. Resolving Issues Concerning Insider Trading. If, after consideration of the items set forth in paragraph 1, doubt remains as to whether information is material or non-public, or if there is any unresolved question as to the applicability or interpretation of the foregoing procedures, or as to the propriety of any action, it must be discussed with the Fund's Chief Compliance Officer before trading or communicating the information to anyone.
                            SECTION III - SUPERVISION

      The role of the compliance officer is critical to the implementation and maintenance of this Statement on Insider Trading. These supervisory procedures can be divided into two classifications, (1) the prevention of insider trading, and (2) the detection of insider trading.

1. Prevention of Insider Trading:

      To prevent insider trading the compliance official should:

      (a) Answer promptly any questions regarding the Statement on Insider Trading;
      (b) Resolve issues of whether information received by an officer, director, or employee is material and nonpublic;
(a) Review and ensure that officers, directors, and employees review, at least annually, and update as necessary, the Statement on Insider Trading; and
(b) When it has been determined that an officer, director, or employee has material non-public information, (i) Implement measures to prevent dissemination of such information, and
           (ii) If necessary, restrict officers, directors, and employees from trading the securities.

2. Detection of Insider Trading:

      To detect insider trading, the Fund's Chief Compliance Officer should:

      (a) Review the trading activity reports filed by each officer, director, and employee, to ensure no trading took place in securities in which the Provider has material non-public information;
      (b) Review the trading activity of the mutual funds managed by the investment adviser and the mutual funds which the broker-dealer acts as principal underwriter;
      (c) Coordinate, if necessary, the review of such reports with other appropriate officers, directors, or employees of a Provider and the Fund.

3. Special Reports to Management:

      Promptly, upon learning of a potential violation of the Statement on Insider Trading, the Fund's Chief Compliance Officer must prepare a written report to management of the Provider, and provide a copy of such report to the Board of Directors of the Fund, providing full details and recommendations for further action.
4. Annual Reports:

      On an annual basis, the Chief Compliance Officer of each Provider will prepare a written report to the management of the Provider, and provide a copy of such report to the Board of Directors of the Fund, setting forth the following:
      (a) A summary of the existing procedures to detect and prevent insider trading;
      (b) Full details of any investigation, either internal or by a regulatory agency, of any suspected insider trading and the results of such investigation; and
      (c) An evaluation of the current procedures and any recommendations for improvement.

Attachment A


                   Personal Trading Pre-Clearance Form The pre-clearance form documents that the proposed transaction is not a conflicting transaction. Pre-clearance must be granted prior to investing in or selling a Covered Security (unless otherwise exempt), and is only good through the end of day following the approval.

1.    Buy  ____________             Sell  ____________ Short ____________
2.    Security       ____________________________________________________
3.    Common Stock    _____  Option _____  Debt ______   Other
------------------
4.    If applicable, is the issue a "New Issue"?    Yes____________
No____________
5.    Symbol         ________________________
6.    Number of Shares/Contracts/Principal          _____________________
7.    Brokerage Account Number _______________  Custodian
      ------------------------
8. Employee has no inside information or other knowledge pertaining to this proposed transaction that constitutes a violation of Company policy or securities laws.
9. Any transaction described above establishing a position in a security is undertaken with the intention of holding such position for not less than sixty (60) days if the security is held in the Fund as of the date below.

Employee   ___________________________________________ (PRINT NAME)

Signed        ________________________________________________        Date
-------------

By signing below, the individual verifies that the proposed transaction described above does not violate the Fund's Code of Ethics. Note: One signature is required for pre-clearance.


-----------------------------------------------     ---------------
Chief Compliance Officer                       Date


-------------------------------------------    ---------------
Designate                                      Date

Attachment B


                          Initial Reporting Form-Page 1

Employee   ___________________________________________ (PRINT NAME)

Information submitted current as of __________________________ (PRINT
DATE)

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities in which you have a pecuniary interest. This includes securities held by broker/dealers and other custodians, at your home, in safe deposit boxes, and by an issuer.


------------------------------------------------------------------------
Number      Security Name         Type       Ticker or     Principal
of Shares                        (e.g.,        CUSIP        Amount
                                equity;         (if
                             fixed income)  applicable)
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                       Use additional sheets as necessary.
                          Initial Reporting Form-Page 2

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities accounts in which you have a pecuniary interest.


----------------------------------------------------------------------
 Name of Broker,      Account Title         Account       Date of
 Dealer or Bank                             Number        Account
                                                       Establishment
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I certify that this form fully discloses all of the securities and account in which I have a pecuniary interest. Nothing in this report should be construed as an admission that the person making the report has any direct or indirect beneficial ownership in the security to which the report relates.


Signature                                      Date

Attachment C


                          Annual Reporting Form-Page 1

Employee   ___________________________________________ (PRINT NAME)

Information submitted current as of __________________________ (PRINT
DATE)

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities in which you have a pecuniary interest. This includes securities held by broker/dealers and other custodians, at your home, in safe deposit boxes, and by an issuer.


------------------------------------------------------------------------
Number      Security Name         Type       Ticker or     Principal
of Shares                        (e.g.,        CUSIP        Amount
                                equity;         (if
                             fixed income)  applicable)
------------------------------------------------------------------------
------------------------------------------------------------------------

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                       Use additional sheets as necessary.

                          Annual Reporting Form-Page 2

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities accounts in which you have a pecuniary interest.


----------------------------------------------------------------------
 Name of Broker,      Account Title         Account       Date of
 Dealer or Bank                             Number        Account
                                                       Establishment
----------------------------------------------------------------------
----------------------------------------------------------------------

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I certify that this form fully discloses all of the securities and accounts in which I have a pecuniary interest. Nothing in this report should be construed as an admission that the person making the report has any direct or indirect beneficial ownership in the security to which the report relates.


Signature                                      Date

Attachment D

--------------------------------------------------------------------------------
                              QUARTERLY TRANSACTION REPORTING FORM

                        ACCESS PERSON:___________________________________
                              FOR QUARTER ENDED __________________
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seurity Type      Ticker Principal    Buy     Interest   Price  Date     Broker,
                  (e.g.,      or
                   equity;  CUSIP           (acquire)/
Number            fixed     (if                Sell     rate/          Dealer or
of Shares  Name    income)  app.)   Amount   (dispose)   maturity          Bank
--------------------------------------------------------------------------------
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 TO BE USED FOR TRANSACTIONS FOR WHICH DUPLICATE ACCOUNT STATEMENTS HAVE
 NOT BEEN SUBMITTED. DELIVER TO THE FUND'S OR ADVISER'S CHIEF COMPLIANCE
     OFFICER WITHIN 30 DAYS OF THE END OF EACH CALENDAR QUARTER. USE
                         ADDITIONAL SHEETS IF NECESSARY.

-------------------------------------------------------
                                -----------------------------
Employee
                                Date

Attachment E

                          New Brokerage Account Report

In accordance with the Code of Ethics of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, please provide a list of all securities accounts which you have opened in the previous 30 days in which you have a pecuniary interest.


---------------------------------------------------------------------
 Name of Broker,            Account Title                Date of
 Dealer or Bank                                          Account
                                                      Establishment
---------------------------------------------------------------------
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I certify that this form fully discloses all newly opened securities accounts in which I have a pecuniary interest.



Signature                                           Date

Attachment F


                  Initial Code of Ethics Acknowledgement

      As a member of the Fund Personnel of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, I certify that:

o     I have  received  a Copy of the Code of Ethics  of The World  Funds,
           Inc., World Insurance Trust, Satuit Capital Management Trust
o     I have read and  understand  the Code of Ethics and  recognize  that it applies to me and agree to comply in all respects with the procedures described therein.
o I will comply in all respects with the requirements of the Code of Ethics.
o I will report all personal securities accounts, holdings and transactions that are required to be disclosed or reported pursuant to the Code of Ethics.
o I will immediately notify the Chief Compliance Officer of the Fund of any personal conflict of interest relationship involving the Fund.



      Employee  ______________________________________________(PRINT
NAME)



      Signature ______________________________________________



      Date      __________________________

Attachment G


                  Annual Code of Ethics Acknowledgement

      As a member of the Fund Personnel of The World Funds, Inc., World Insurance Trust, Satuit Capital Management Trust, I certify that:

o     I have  received  a Copy of the Code of Ethics  of The World  Funds,
           Inc., World Insurance Trust, Satuit Capital Management Trust
o     I have read and  understand  the Code of Ethics and  recognize  that it applies to me and agree to comply in all respects with the procedures described therein.
o I have complied in all respects with the requirements of the Code of Ethics during the last twelve months.
o I have reported all personal securities accounts, holdings and transactions that are required to be disclosed or reported pursuant to the Code of Ethics.
o I have immediately notified the Chief Compliance Officer of the Fund of any personal conflict of interest relationship involving the Fund.



      Employee  ______________________________________________(PRINT
NAME)



      Signature ______________________________________________



      Date      __________________________

                                                                EXHIBIT Ex-99.Q1

                              WORLD INSURANCE TRUST

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of World Insurance Trust (the "Trust"), a business trust organized under the laws of the State of Delaware, hereby constitutes and appoints John Pasco, III, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all registration statements and all amendments thereto relating to the offering of the Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Samuel Boyd, Jr.                                     Date:  3/6/07
--------------------------------------------------
Samuel Boyd, Jr., Trustee

                                                                EXHIBIT Ex-99.Q1


                              WORLD INSURANCE TRUST
                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of World Insurance Trust (the "Trust"), a business trust organized under the laws of the State of Delaware, hereby constitutes and appoints John Pasco, III, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all registration statements and all amendments thereto relating to the offering of the Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Paul M. Dickinson                                    Date: March 5, 2007
Paul M. Dickinson, Trustee

                                                                EXHIBIT Ex-99.Q1


                              WORLD INSURANCE TRUST

                                POWER OF ATTORNEY


      KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of World Insurance Trust (the "Trust"), a business trust organized under the laws of the State of Delaware, hereby constitutes and appoints John Pasco, III, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all registration statements and all amendments thereto relating to the offering of the Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ William E. Poist                                     Date: 3/6/07
--------------------------------------------------
William E. Poist, Trustee